UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23018

Investment Company Act file number

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period: October 31, 2015

Item 1. Reports to Stockholders.

Shareholder Letter

December 2015

Dear Fellow Shareholder:

Like all firms, Stone Ridge was once a startup – no products, no clients.  Now, with over 150 institutional clients, 11 funds, and $790 million of trading profits since inception, I hope we’re always a startup.  As the brilliant Peter Thiel wrote in Zero to One:

The best startups might be considered slightly less extreme kinds of cults.  The biggest difference is that cults tend to be fanatically wrong about something important.  People at successful startups are fanatically right about something those outside it have missed.

What are we fanatically right about?

Stone Ridge is an ecosystem of optimism and possibilities.  Our power comes from knowing that kindness has no downside.  It works.  Not every time, but always.  Can you build a financial services firm based on “Focus.  Be Humble.  Be Kind.”?  Our experiment is ongoing, but so far the results are encouraging.

Our Firm Principles are aspirational – we’re far from perfect – though our approach to moving though the world, applied consistently, has resulted in a culture we cherish.  At Stone Ridge, our people – powered by an almost childlike sense of wonder – are everything.  So how do new people join?

The recruiting process requires candidates – no matter how senior, no matter how junior – to meet with each member of our Management Committee twice.  That part alone is 18 meetings.  The entire process, which takes months and ultimately includes completion and presentation of a challenging project, is “off market.” This is on purpose.  The higher up you go in most organizations, the more detached the senior executives get from the hiring process.  I believe the opposite should be true.  The objective is to create a hiring culture that resists compromise.  Our most treasured achievement since inception is not the $790 million of trading profits.  It’s that zero employees have chosen to leave.

While our firm’s growth has felt natural to us at every step along the way, some outsiders are surprised.  The part they miss is the part they don’t see: the commitment of everyone at Stone Ridge to ongoing personal improvement.  When you’re committed to getting better at something, progress is not always visible or tangible in the moment, but micro improvements accumulate.  Breakthroughs eventually happen, though patience is required.  We have chosen the path of personal improvement for its own sake, but also so that we can be our best selves to support our shared journey. Together we want to find out what’s possible in asset management.

In 2015, we introduced the concept of Antifragile at Stone Ridge.  Coined by the brave Nassim Taleb, something Antifragile goes beyond surviving shocks, which is resiliency.  For something Antifragile, shocks actually make it stronger.  Firms are fragile.  Could Stone Ridge become Antifragile? For example, after a disaster could our internal relationships actually strengthen amidst the chaos? In the aftermath, could our investors make more money, not less? Let me share two concrete examples of how we began our Antifragile journey this year.

First, about 6 months ago, I assigned a question to everyone at the firm:

Who are you committed to being, and how are you committed to responding, when the firm experiences its first disaster?

It’s a heavy question and I wasn’t looking for conceptual answers.  I wanted bullet points and concrete action items. “Be specific.  Show me your list.” Individual answers were presented to managers, who synthesized the views of their teams, and presented the overall results to our Management Committee.  The details of our answers are private to us, but I can share that the process of answering this question changed us as a firm.

Stone Ridge Funds	Annual Report	October 31, 2015

Shareholder Letter

Of course, we don’t wish for a disaster, but the firm will be stronger afterwards.  The power in that confidence, in that knowing, is palpable inside Stone Ridge.  It has caused a real shift in the firm.  You can feel it in the office.  I invite you to visit us in 2016 and feel it for yourself.

The second Antifragile step we took in 2015 was the filing of the prospectus for the Stone Ridge Post-Event Reinsurance Fund (SRPEX).  SRPEX will activate and collect client assets only after industry-changing disasters, the same kind of “CNN events” that will cause our Reinsurance Funds to have material drawdowns.  Historically, such industry-changing events (e.g., devastating hurricanes Denis, Emily, Katrina, Rita, and Wilma occurred during four consecutive months in 2005) have caused post-event reinsurance yields to increase considerably the following renewal season.  Upon triggering, SRPEX will become the sole channel to access the Stone Ridge Reinsurance Funds.  SRPEX is available only to existing clients at the time of its activation and it does not charge any additional management fees or fund expenses.

How can a fund that charges no fees and has no assets help a firm, its clients, and its reinsurance partners become Antifragile? For clients, SRPEX means access to valuable post-event capacity with the largest global reinsurers, so long-term wealth creation becomes Antifragile.  For our reinsurance partners, SRPEX means balance sheet security and the ability to play post-event offense, so their capital structure becomes Antifragile.  And for Stone Ridge, SRPEX means post-event assets under management (AUM) goes up instead of down, so our firm becomes Antifragile.

The journey towards Antifragile is a long one, but we’ve taken the first steps.

2015 was far from a smooth ride and, given the diversity of our risk exposures, it never will be.  Our reinsurance portfolios took many hits this year, including the Tianjin explosion in China, the Pemex explosion in the Gulf, Hurricane Patricia hitting the Jalisco coast, Cyclone Marcia smashing the Queensland coast, and brutal hailstorms in Sydney.  We also suffered from the August volatility spikes in financial risk markets.  Yet across all products, Stone Ridge delivered $404 million of trading profits through November.  Even in August, trading profits were positive, as gains from our reinsurance portfolios more than offset losses from our Variance Risk Premium (VRP) franchise.

The Sharpe Ratio of 2015’s $404 million trading profits was an unsustainable 4.2, following last year’s $281 million trading profits and similarly unsustainable 5.5 Sharpe Ratio.  Our performance since inception materially understates the true risk of our strategies.  In particular, historical volatility is an often misleading and always incomplete measure of risk for any strategy, but especially for those involving insurance-related investments.  Do not get lulled into a false sense of security when you look at the consistency of our past results.  In future years, there will be tragic earthquakes and hurricanes.  There will be market crashes.

We don’t court sharp losses, but they are part of the business and part of life.  Reinsurers and option sellers – kindred spirits – must accept disasters, or else they would have no clients and our funds would make no money.  Simply put, if you never pay claims, no one buys insurance.  The real determinative of long-term wealth creation is how those providing risk transfer services to the markets – our clients via Stone Ridge funds – behave after losses.

When crashes happen, we will be standing shoulder to shoulder with you, arms locked together, drawing on centuries of wisdom about insurance markets, and reminding you that the best reinsurers sell more reinsurance after the storm.

Stone Ridge is most proud of the 50/50 partnership we have with you, our clients.  We are on the path together.  You contribute the capital necessary to sustain and propel groundbreaking product development.  We contribute our collective careers’ worth of experience in sourcing, structuring, execution, and risk management.  Together it works. In that spirit, I offer my deepest gratitude to you for sharing responsibility for your wealth with us this year.  We look forward to serving you again in 2016.

Sincerely,

Ross L.  Stevens

Founder, CEO

Stone Ridge Funds	Annual Report	October 31, 2015

Shareholder Letter

Standardized returns as September 30, 2015 for: U.S.  Large Cap Variance Risk Premium Fund (“VRLIX”) 1Yr=1.67%, since inception (5/1/13)=7.13%; U.S.  Small Cap Variance Risk Premium Fund (“VRSIX”) 1Yr=2.32%, since inception (5/1/13)=5.65%; U.S.  Variance Risk Premium Master Fund (“VRPIX”) 1Yr=1.77%, since inception (5/21/13)=6.01%; International Developed Markets Variance Risk Premium Fund (“VRFIX”) 1Yr=-3.18%, since inception (2/11/14)=-0.44%; Emerging Markets Variance Risk Premium Fund (“VRMIX”) 1Yr=-13.05%, since inception (2/11/14)=-6.66%; International Variance Risk Premium Master Fund (“VRIIX”) 1Yr=-6.82%, since inception (2/11/14)=-2.90%; Global Equity Variance Risk Premium Master Fund (“VRGIX”) since inception (11/14/14)=-2.85%; All Asset Variance Risk Premium Fund (“AVRPX”) since inception (4/13/2015)=2.40%; Reinsurance Risk Premium Fund (“SREIX”) 1Yr=4.73%, since inception (2/1/13)=6.22%; High Yield Reinsurance Risk Premium Fund (“SHRIX”) 1Yr=5.69%, since inception (2/1/13)=7.30%; Reinsurance Risk Premium Interval Fund (“SRRIX”) 1YR=7.22%, since inception (12/9/2013)=8.38%.  Returns over one year are annualized.  Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Results for funds are net of fees and reflect the reinvestment of dividends and earnings.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent quarter end may be obtained by calling 855-609-3680.

The gross expense ratio for the funds: VRLIX 1.62%; VRSIX 1.60%; VRFIX 2.24%; VRMIX 2.41%; SREIX 1.71%; SHRIX 1.78%; SRRIX 2.38%; VRPIX 1.76%; VRIIX 2.62%; VRGIX 2.02%; AVRPX 2.28%

The Funds are generally available only to registered investment advisors (“RIAs”) meeting certain qualifications and that have completed a training program provided by the Advisor.  Before allocating shares of the Funds to a client’s account, RIAs should carefully consider the Fund’s investment objectives, risks, and charges and expenses before investing, as investing in the Funds may not be appropriate for all clients and is not designed to be a complete investment program.  Each Fund’s prospectus contains this and other information about the Fund.  A prospectus and other information about the Funds may be obtained by calling 855-609-3680 or visiting www.stoneridgefunds.com.  Please read the prospectus carefully before investing. The information in this letter to shareholders regarding the Stone Ridge Post-Event Reinsurance Fund and in the Post-Event Reinsurance Fund prospectus (or Statement of Additional Information) is not complete and may be changed.  The Advisor may not sell the Post-Event Reinsurance Fund until the registration statement filed with the Securities and Exchange Commission is effective.  The Post-Event Reinsurance Fund’s prospectus (or Statement of Additional Information) is not an offer to sell the fund and is not soliciting an offer to buy the fund in any state where the offer or sale is not permitted.

An investment in the Funds involves a high degree of risk.  Before making an investment/allocation decision, an RIA should (i) consider the suitability of this investment with respect to a client’s investment objectives and individual situation and (ii) consider factors such as a client’s net worth, income, age, and risk tolerance. Allocation to client accounts should be avoided where a client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

Mutual fund investing involves risk; Principal loss is possible.

The event-linked securities in which the Reinsurance Risk Premium Fund, High Yield Reinsurance Risk Premium Fund, and Reinsurance Risk Premium Interval Fund invest are considered “high yield” or “junk bonds”.  It is possible that investing in the Funds may result in a loss of some or all of the amount invested. Event-linked, catastrophe bonds and reinsurance related securities carry large uncertainties and major risk exposures to adverse conditions.  If a trigger event, as defined within the terms of the bond (such as a major natural disaster), involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Funds may lose a portion or all of their investments in such security, including accrued interest and/or principal invested in such security.  The Funds may invest in illiquid or restricted securities which may be difficult or impossible to sell at a time that the Funds would like or at the price that the Funds believe the security is worth.  For additional risks, please refer to the prospectus.

Stone Ridge Funds	Annual Report	October 31, 2015

Shareholder Letter

The US Variance Risk Premium Master Fund’s, US Large Cap Variance Risk Premium Fund’s, US Small Cap Variance Risk Premium Fund’s, and All Asset Variance Risk Premium Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Funds, which magnifies the Funds’ exposure to the underlying investment.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Funds to fail to achieve its original purpose for using such derivatives.  The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments.  As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments.  ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value.  The Funds are subject to leveraging risk. Leverage magnifies the Funds’ exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Funds would otherwise have.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  If, in any year, the Funds fail to qualify as a RIC under the Code for any reason, such a failure would have a material adverse effect on the Funds and their shareholders.

The opinions expressed are those of Stone Ridge Asset Management through the end of the period of this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is no guarantee of future results.

This information is intended for the shareholders of the Funds and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Sharpe Ratio is a measure that indicates the average return minus the risk-free return divided by the standard deviation of return on an investment.

The Stone Ridge Funds are distributed by Quasar Distributors, LLC.

Stone Ridge Funds	Annual Report	October 31, 2015

ALLOCATION OF PORTFOLIO HOLDINGS AT OCTOBER 31, 2015 (Unaudited)

PORTFOLIO ALLOCATION BY SECTOR (AS A PERCENTAGE OF NET ASSETS)

Consumer Discretionary	$ 2,539,532	0.3%

Information Technology	1,159,940	0.2%

Financials	728,675	0.1%

Health Care	678,634	0.1%

Energy	94,435	0.0%

Other(1)	689,808,487	99.3%
	$695,009,703

(1)	Cash, cash equivalents, and other assets less liabilities

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

FUND PERFORMANCE DATA (Unaudited)

Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

TOTAL RETURNS (FOR PERIOD ENDED OCTOBER 31, 2015)
Since Inception (4/2/15)
Stone Ridge All Asset Variance Risk Premium Fund	3.10%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.01%

MANAGEMENT’S DISCUSSION AND ANALYSIS

Stone Ridge All Asset Variance Risk Premium Fund is designed to capture the returns of the variance risk premium across equities, credit, foreign exchange, interest rates, commodities, real estate, volatility, and other asset classes. Since the commencement of operations to October 31, 2015, total returns were 3.10%. Given the diversification of the Fund’s risk exposures, there were a number of unexpected volatility spikes throughout the year that negatively impacted certain of the Fund’s risk exposures, and therefore negatively impacted Fund performance, which we expect to be true every year.

The accompanying footnotes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS (a) -0.7%

Diversified Financials -0.0%
JPMorgan Chase & Co.	3,500	$224,875

Energy - 0.0%
EOG Resources, Inc.	1,100	94,435

Insurance - 0.1%
MetLife, Inc.	10,000	503,800

Media - 0.0%
Time Warner, Inc.	3,800	286,292

Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
Allergan PLC (b)(c)	2,200	678,634

Retailing - 0.3%
Amazon.com, Inc. (c)	3,600	2,253,240

Software & Services - 0.0%
Facebook, Inc. (c)	2,000	203,940

Technology Hardware & Equipment - 0.1%
Apple, Inc.	8,000	956,000

TOTAL COMMON STOCKS (Cost $5,243,594)		5,201,216

	NUMBER OF CONTRACTS	FAIR VALUE
PURCHASED OPTIONS -3.3%

Call Options - 3.1%
CBOE Nasdaq 100 Index, Expires: 12/19/15, Strike Price: $4200.00	80	3,725,200
CBOE Nasdaq 100 Index, Expires: 12/19/15, Strike Price: $4150.00	250	12,793,750
CBOE Volatility Index, Expires: 11/18/15, Strike Price: $16.00	3,100	503,750
CBOE Volatility Index, Expires: 11/18/15, Strike Price: $17.00	576	73,440
Russell 2000 Index, Expires: 12/19/15, Strike Price: $1090.00	250	1,978,750
Russell 2000 Index, Expires: 12/19/15, Strike Price: $1120.00	400	2,218,000

		21,292,890

Put Options - 0.2%
CBOE Nasdaq 100 Index, Expires: 12/19/15, Strike Price: $4660.00	70	756,000
CBOE S&P 500 Index, Expires: 12/19/15, Strike Price: $2080.00	169	746,135

	NUMBER OF CONTRACTS	FAIR VALUE
Put Options - 0.2% (continued)
Russell 2000 Index, Expires: 12/19/15, Strike Price: $1170.00	54	$193,050

		1,695,185

TOTAL PURCHASED OPTIONS (Cost $12,077,258)		22,988,075

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 74.3%

Money Market Funds - 29.7%
Fidelity Institutional Money Market Fund - Money Market Portfolio -Institutional Class - 0.12% (d)	41,339,040	41,339,040
First American Government Obligations Fund - Class Z - 0.01% (d)	41,338,604	41,338,604
First American Prime Obligations Fund - Class Z - 0.06% (d)	41,338,604	41,338,604
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.16% (d)	41,338,604	41,338,604
Short Term Investments Trust -Treasury Portfolio - Institutional Class - 0.02% (d)	41,338,604	41,338,604

		206,693,456

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 44.6%
United States Treasury Bills
0.098%, 11/19/2015 (e)(f)	$40,000,000	39,998,050
0.016%, 12/03/2015 (e)(f)	90,000,000	89,998,711
0.015%, 12/10/2015 (e)(f)	40,000,000	39,999,350
0.034%, 12/17/2015 (e)(f)	60,000,000	59,997,444
(0.005%), 02/04/2016 (e)(f)	40,000,000	39,990,280
0.000%, 02/11/2016 (e)(f)	40,000,000	39,991,880

		309,975,715

TOTAL SHORT-TERM INVESTMENTS (Cost $516,687,539)		516,669,171

TOTAL INVESTMENTS (Cost $534,008,391) - 78.4%		544,858,462

OTHER ASSETS IN EXCESS OF LIABILITIES - 21.6%		150,151,241

TOTAL NET ASSETS - 100.0%		$695,009,703

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are held as collateral for call options written.
(b)	Foreign issued security. Total foreign securities are $678,634 which represents 0.1% of net assets.
(c)	Non-income producing security.
(d)	Rate shown is the 7-day effective yield.
(e)	All or a portion of this security is held as collateral for put options written.
(f)	Rate shown is effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS
Accenture PLC, Expires 11/06/2015, Strike Price $107.00	54	$6,075
Accenture PLC, Expires 11/06/2015, Strike Price $108.00	9	562
Accenture PLC, Expires 11/06/2015, Strike Price $109.00	27	810
Adobe Systems, Inc., Expires 11/20/2015, Strike Price $92.50	154	8,547
Adobe Systems, Inc., Expires 11/20/2015, Strike Price $95.00	11	258
Airgas, Inc., Expires 11/20/2015, Strike Price $100.00	40	1,920
Akamai Technologies, Inc., Expires 11/13/2015, Strike Price $67.50	15	90
Akamai Technologies, Inc., Expires 11/20/2015, Strike Price $63.00	15	1,215
Akamai Technologies, Inc., Expires 11/20/2015, Strike Price $63.50	60	3,660
Akamai Technologies, Inc., Expires 11/20/2015, Strike Price $64.00	15	810
Akamai Technologies, Inc., Expires 11/20/2015, Strike Price $64.50	30	1,320
Akamai Technologies, Inc., Expires 11/20/2015, Strike Price $66.00	15	345
Akamai Technologies, Inc., Expires 11/27/2015, Strike Price $63.00	15	1,380
Akamai Technologies, Inc., Expires 11/27/2015, Strike Price $63.50	15	1,230
Akamai Technologies, Inc., Expires 11/27/2015, Strike Price $64.50	15	840
Akamai Technologies, Inc., Expires 11/27/2015, Strike Price $65.00	15	615
Akamai Technologies, Inc., Expires 11/27/2015, Strike Price $65.50	30	1,020
Akamai Technologies, Inc., Expires 11/27/2015, Strike Price $67.00	45	810
Akamai Technologies, Inc., Expires 11/27/2015, Strike Price $67.50	75	1,125
Alliance Data Systems Corp., Expires 11/20/2015, Strike Price $310.00	16	2,760
Alliance Data Systems Corp., Expires 11/20/2015, Strike Price $320.00	4	240
Alliance Data Systems Corp., Expires 11/20/2015, Strike Price $330.00	12	300
Alphabet, Inc., Expires 11/13/2015, Strike Price $760.00	6	285
Alphabet, Inc., Expires 11/13/2015, Strike Price $762.50	2	65
Alphabet, Inc., Expires 11/13/2015, Strike Price $780.00	2	50
Alphabet, Inc., Expires 11/13/2015, Strike Price $790.00	8	200
Alphabet, Inc., Expires 11/13/2015, Strike Price $792.50	2	50
Alphabet, Inc., Expires 11/13/2015, Strike Price $795.00	6	150
Alphabet, Inc., Expires 11/13/2015, Strike Price $800.00	2	50
Alphabet, Inc., Expires 11/20/2015, Strike Price $735.00	2	810
Alphabet, Inc., Expires 11/20/2015, Strike Price $737.50	4	1,420
Alphabet, Inc., Expires 11/20/2015, Strike Price $740.00	4	1,180
Alphabet, Inc., Expires 11/20/2015, Strike Price $742.50	2	525
Alphabet, Inc., Expires 11/20/2015, Strike Price $745.00	8	1,780
Alphabet, Inc., Expires 11/20/2015, Strike Price $747.50	4	790
Alphabet, Inc., Expires 11/20/2015, Strike Price $750.00	4	670
Alphabet, Inc., Expires 11/20/2015, Strike Price $760.00	2	190
Alphabet, Inc., Expires 11/20/2015, Strike Price $762.50	4	320
Alphabet, Inc., Expires 11/20/2015, Strike Price $765.00	6	420
Alphabet, Inc., Expires 11/20/2015, Strike Price $767.50	4	250
Alphabet, Inc., Expires 11/20/2015, Strike Price $770.00	6	315
Alphabet, Inc., Expires 11/20/2015, Strike Price $772.50	6	255
Alphabet, Inc., Expires 11/20/2015, Strike Price $775.00	6	270
Alphabet, Inc., Expires 11/20/2015, Strike Price $777.50	7	280
Alphabet, Inc., Expires 11/20/2015, Strike Price $780.00	3	105
Alphabet, Inc., Expires 11/20/2015, Strike Price $782.50	14	385
Alphabet, Inc., Expires 11/20/2015, Strike Price $785.00	8	180
Alphabet, Inc., Expires 11/20/2015, Strike Price $787.50	7	175
Alphabet, Inc., Expires 11/20/2015, Strike Price $790.00	10	225
Alphabet, Inc., Expires 11/20/2015, Strike Price $792.50	1	25
Alphabet, Inc., Expires 11/20/2015, Strike Price $795.00	2	50
Alphabet, Inc., Expires 11/20/2015, Strike Price $797.50	8	200
Alphabet, Inc., Expires 11/20/2015, Strike Price $800.00	14	175
Alphabet, Inc., Expires 11/20/2015, Strike Price $805.00	2	50
Alphabet, Inc., Expires 11/20/2015, Strike Price $820.00	2	50

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Amazon.com, Inc., Expires 11/06/2015, Strike Price $622.50	2	$1,925
Amazon.com, Inc., Expires 11/06/2015, Strike Price $627.50	2	1,365
Amazon.com, Inc., Expires 11/06/2015, Strike Price $630.00	2	1,150
Amazon.com, Inc., Expires 11/06/2015, Strike Price $632.50	2	940
Amazon.com, Inc., Expires 11/06/2015, Strike Price $635.00	2	755
Amazon.com, Inc., Expires 11/06/2015, Strike Price $637.50	2	621
Amazon.com, Inc., Expires 11/06/2015, Strike Price $640.00	2	503
Amazon.com, Inc., Expires 11/06/2015, Strike Price $642.50	6	1,194
Amazon.com, Inc., Expires 11/06/2015, Strike Price $645.00	4	638
Amazon.com, Inc., Expires 11/06/2015, Strike Price $647.50	6	747
Amazon.com, Inc., Expires 11/06/2015, Strike Price $650.00	6	615
Amazon.com, Inc., Expires 11/06/2015, Strike Price $655.00	4	244
Amazon.com, Inc., Expires 11/06/2015, Strike Price $660.00	8	372
Amazon.com, Inc., Expires 11/13/2015, Strike Price $622.50	2	2,660
Amazon.com, Inc., Expires 11/13/2015, Strike Price $625.00	2	2,315
Amazon.com, Inc., Expires 11/13/2015, Strike Price $627.50	2	2,060
Amazon.com, Inc., Expires 11/13/2015, Strike Price $630.00	2	1,850
Amazon.com, Inc., Expires 11/13/2015, Strike Price $632.50	4	3,190
Amazon.com, Inc., Expires 11/13/2015, Strike Price $635.00	5	3,462
Amazon.com, Inc., Expires 11/13/2015, Strike Price $637.50	4	2,410
Amazon.com, Inc., Expires 11/13/2015, Strike Price $640.00	2	1,045
Amazon.com, Inc., Expires 11/13/2015, Strike Price $642.50	2	895
Amazon.com, Inc., Expires 11/13/2015, Strike Price $645.00	4	1,520
Amazon.com, Inc., Expires 11/13/2015, Strike Price $647.50	4	1,296
Amazon.com, Inc., Expires 11/13/2015, Strike Price $650.00	9	2,569
Amazon.com, Inc., Expires 11/13/2015, Strike Price $660.00	14	2,149
Amazon.com, Inc., Expires 11/13/2015, Strike Price $670.00	8	616
Amazon.com, Inc., Expires 11/13/2015, Strike Price $680.00	8	292
Amazon.com, Inc., Expires 11/20/2015, Strike Price $622.50	2	3,210
Amazon.com, Inc., Expires 11/20/2015, Strike Price $625.00	2	2,905
Amazon.com, Inc., Expires 11/20/2015, Strike Price $627.50	6	7,950
Amazon.com, Inc., Expires 11/20/2015, Strike Price $630.00	4	4,820
Amazon.com, Inc., Expires 11/20/2015, Strike Price $632.50	9	9,832
Amazon.com, Inc., Expires 11/20/2015, Strike Price $635.00	14	13,580
Amazon.com, Inc., Expires 11/20/2015, Strike Price $637.50	8	7,000
Amazon.com, Inc., Expires 11/20/2015, Strike Price $640.00	12	9,420
Amazon.com, Inc., Expires 11/20/2015, Strike Price $642.50	6	4,080
Amazon.com, Inc., Expires 11/20/2015, Strike Price $645.00	4	2,470
Amazon.com, Inc., Expires 11/20/2015, Strike Price $647.50	4	2,130
Amazon.com, Inc., Expires 11/20/2015, Strike Price $650.00	4	1,900
Amazon.com, Inc., Expires 11/20/2015, Strike Price $655.00	2	720
Amazon.com, Inc., Expires 11/20/2015, Strike Price $660.00	4	1,100
Amazon.com, Inc., Expires 11/20/2015, Strike Price $665.00	4	804
Amazon.com, Inc., Expires 11/20/2015, Strike Price $670.00	8	1,204
Amazon.com, Inc., Expires 11/20/2015, Strike Price $675.00	14	1,575
Amazon.com, Inc., Expires 11/20/2015, Strike Price $680.00	11	891
Amazon.com, Inc., Expires 11/20/2015, Strike Price $685.00	14	756
Amazon.com, Inc., Expires 11/20/2015, Strike Price $690.00	14	588
Amazon.com, Inc., Expires 11/20/2015, Strike Price $700.00	2	60
Amazon.com, Inc., Expires 11/20/2015, Strike Price $705.00	6	132
Amazon.com, Inc., Expires 11/20/2015, Strike Price $710.00	2	44
Amazon.com, Inc., Expires 11/20/2015, Strike Price $715.00	2	34
American Express Co., Expires 11/06/2015, Strike Price $76.50	13	52
American Express Co., Expires 11/06/2015, Strike Price $77.00	117	292
American Express Co., Expires 11/13/2015, Strike Price $76.50	13	169
American Express Co., Expires 11/13/2015, Strike Price $77.00	13	123

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
American Express Co., Expires 11/13/2015, Strike Price $77.50	39	$253
American Express Co., Expires 11/13/2015, Strike Price $78.00	156	858
American Express Co., Expires 11/13/2015, Strike Price $78.50	39	195
American Express Co., Expires 11/20/2015, Strike Price $76.50	13	279
American Express Co., Expires 11/20/2015, Strike Price $78.00	65	585
American Express Co., Expires 11/20/2015, Strike Price $79.50	13	65
Ameriprise Financial, Inc., Expires 11/20/2015, Strike Price $120.00	43	2,687
Ameriprise Financial, Inc., Expires 11/20/2015, Strike Price $125.00	15	112
Anadarko Petroleum Corp., Expires 11/06/2015, Strike Price $69.00	14	1,246
Anadarko Petroleum Corp., Expires 11/06/2015, Strike Price $69.50	14	1,036
Anadarko Petroleum Corp., Expires 11/06/2015, Strike Price $70.50	1	48
Anadarko Petroleum Corp., Expires 11/13/2015, Strike Price $69.00	56	6,776
Anadarko Petroleum Corp., Expires 11/13/2015, Strike Price $78.00	14	140
Anadarko Petroleum Corp., Expires 11/20/2015, Strike Price $70.00	14	1,820
Anadarko Petroleum Corp., Expires 11/20/2015, Strike Price $70.50	29	3,161
Anadarko Petroleum Corp., Expires 11/20/2015, Strike Price $72.00	58	4,872
Anadarko Petroleum Corp., Expires 11/20/2015, Strike Price $72.50	14	1,120
Anadarko Petroleum Corp., Expires 11/20/2015, Strike Price $75.50	4	152
Anadarko Petroleum Corp., Expires 11/27/2015, Strike Price $71.00	14	1,862
Anadarko Petroleum Corp., Expires 11/27/2015, Strike Price $72.50	14	1,302
Anadarko Petroleum Corp., Expires 11/27/2015, Strike Price $73.00	70	5,740
Analog Devices, Inc., Expires 11/20/2015, Strike Price $65.00	105	5,250
Analog Devices, Inc., Expires 11/20/2015, Strike Price $70.00	30	225
Anthem, Inc., Expires 11/20/2015, Strike Price $150.00	21	2,016
Anthem, Inc., Expires 11/20/2015, Strike Price $152.50	7	385
Anthem, Inc., Expires 11/20/2015, Strike Price $155.00	28	924
Anthem, Inc., Expires 11/20/2015, Strike Price $157.50	14	266
Anthem, Inc., Expires 11/20/2015, Strike Price $160.00	21	126
Anthem, Inc., Expires 11/27/2015, Strike Price $157.50	56	1,680
Anthem, Inc., Expires 11/27/2015, Strike Price $160.00	7	119
Apple, Inc., Expires 11/06/2015, Strike Price $122.00	184	8,096
Apple, Inc., Expires 11/06/2015, Strike Price $123.00	80	2,240
Apple, Inc., Expires 11/06/2015, Strike Price $124.00	32	608
Apple, Inc., Expires 11/06/2015, Strike Price $125.00	16	232
Apple, Inc., Expires 11/13/2015, Strike Price $122.00	24	2,256
Apple, Inc., Expires 11/13/2015, Strike Price $123.00	88	6,160
Apple, Inc., Expires 11/13/2015, Strike Price $124.00	96	4,896
Apple, Inc., Expires 11/13/2015, Strike Price $125.00	24	888
Apple, Inc., Expires 11/13/2015, Strike Price $127.00	16	352
Apple, Inc., Expires 11/20/2015, Strike Price $124.00	162	12,960
Apple, Inc., Expires 11/20/2015, Strike Price $125.00	120	7,440
Apple, Inc., Expires 11/20/2015, Strike Price $126.00	8	416
Apple, Inc., Expires 11/20/2015, Strike Price $127.00	16	592
Apple, Inc., Expires 11/20/2015, Strike Price $128.00	16	496
Apple, Inc., Expires 11/20/2015, Strike Price $129.00	22	528
Apple, Inc., Expires 11/27/2015, Strike Price $124.00	176	20,064
Apple, Inc., Expires 11/27/2015, Strike Price $125.00	112	9,744
Apple, Inc., Expires 11/27/2015, Strike Price $126.00	16	1,152
Assurant, Inc., Expires 11/20/2015, Strike Price $85.00	22	990
Assurant, Inc., Expires 11/20/2015, Strike Price $87.50	12	120
Australian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $73.00	360	21,600
Australian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $73.50	610	21,350
Australian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $74.00	566	11,320
Australian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $74.50	475	7,125
Australian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $75.00	355	3,550
Australian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $75.50	200	1,000

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
AutoNation, Inc., Expires 11/20/2015, Strike Price $67.50	62	$310
AutoZone, Inc., Expires 11/20/2015, Strike Price $800.00	2	1,240
AutoZone, Inc., Expires 11/20/2015, Strike Price $810.00	2	710
AutoZone, Inc., Expires 11/20/2015, Strike Price $820.00	2	380
AutoZone, Inc., Expires 11/20/2015, Strike Price $830.00	2	185
AutoZone, Inc., Expires 11/20/2015, Strike Price $840.00	3	142
AutoZone, Inc., Expires 11/20/2015, Strike Price $850.00	1	25
Avago Technologies Ltd., Expires 11/06/2015, Strike Price $126.00	35	7,525
Avago Technologies Ltd., Expires 11/06/2015, Strike Price $127.00	63	11,182
Avago Technologies Ltd., Expires 11/06/2015, Strike Price $128.00	7	1,015
Avago Technologies Ltd., Expires 11/06/2015, Strike Price $129.00	42	5,040
Avago Technologies Ltd., Expires 11/06/2015, Strike Price $130.00	7	700
Avago Technologies Ltd., Expires 11/06/2015, Strike Price $131.00	49	3,920
Avago Technologies Ltd., Expires 11/13/2015, Strike Price $126.00	42	13,860
Avago Technologies Ltd., Expires 11/13/2015, Strike Price $127.00	7	2,065
Avago Technologies Ltd., Expires 11/13/2015, Strike Price $128.00	63	16,222
Avago Technologies Ltd., Expires 11/13/2015, Strike Price $131.00	6	1,005
AvalonBay Communities, Inc., Expires 11/20/2015, Strike Price $185.00	44	1,540
Boeing Co., Expires 11/06/2015, Strike Price $150.00	28	1,386
Boeing Co., Expires 11/06/2015, Strike Price $152.50	49	637
Boeing Co., Expires 11/13/2015, Strike Price $152.50	56	2,856
Boeing Co., Expires 11/13/2015, Strike Price $155.00	35	735
Boeing Co., Expires 11/20/2015, Strike Price $152.50	42	3,276
Boeing Co., Expires 11/20/2015, Strike Price $155.00	14	511
Boeing Co., Expires 11/20/2015, Strike Price $157.50	9	148
Boeing Co., Expires 11/20/2015, Strike Price $160.00	14	119
Brazilian Real, Expires 11/12/2015, Strike Price $4.10	50,000,000	97,050
Brazilian Real, Expires 11/18/2015, Strike Price $4.13	25,000,000	73,800
Brazilian Real, Expires 12/18/2015, Strike Price $4.10	50,000,000	792,500
Bristol Myers Squibb Co., Expires 11/13/2015, Strike Price $68.00	84	5,208
Bristol Myers Squibb Co., Expires 11/13/2015, Strike Price $68.50	28	1,372
Bristol Myers Squibb Co., Expires 11/13/2015, Strike Price $69.00	70	2,730
Bristol Myers Squibb Co., Expires 11/13/2015, Strike Price $69.50	28	812
Bristol Myers Squibb Co., Expires 11/27/2015, Strike Price $69.50	42	2,478
Bristol Myers Squibb Co., Expires 11/27/2015, Strike Price $70.00	14	714
Bristol Myers Squibb Co., Expires 11/27/2015, Strike Price $70.50	54	2,106
Bristol Myers Squibb Co., Expires 11/27/2015, Strike Price $71.00	28	924
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $153.50	237	159,975
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $154.00	400	192,500
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $154.50	625	207,031
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $155.00	275	58,437
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $155.50	600	78,750
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $156.00	450	36,562
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $156.50	225	11,250
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $157.00	50	1,562
Cameron International Corp., Expires 11/20/2015, Strike Price $70.00	118	8,555
Canadian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $77.00	300	54,000
Canadian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $77.50	750	60,000
Canadian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $78.00	775	27,125
Canadian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $78.50	725	10,875
Canadian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $79.00	375	3,750
Canadian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $79.50	25	125
Capital One Financial Corp., Expires 11/20/2015, Strike Price $83.00	1	21
Capital One Financial Corp., Expires 11/27/2015, Strike Price $81.50	61	3,172
Capital One Financial Corp., Expires 11/27/2015, Strike Price $82.50	60	1,980
Capital One Financial Corp., Expires 11/27/2015, Strike Price $83.50	36	684

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Caterpillar, Inc., Expires 11/06/2015, Strike Price $73.00	13	$1,300
Caterpillar, Inc., Expires 11/06/2015, Strike Price $73.50	13	962
Caterpillar, Inc., Expires 11/06/2015, Strike Price $75.00	39	1,150
Caterpillar, Inc., Expires 11/06/2015, Strike Price $75.50	13	273
Caterpillar, Inc., Expires 11/13/2015, Strike Price $74.00	52	5,174
Caterpillar, Inc., Expires 11/13/2015, Strike Price $74.50	65	5,265
Caterpillar, Inc., Expires 11/13/2015, Strike Price $75.00	91	5,824
Caterpillar, Inc., Expires 11/13/2015, Strike Price $75.50	52	2,678
Caterpillar, Inc., Expires 11/13/2015, Strike Price $76.00	78	2,964
Caterpillar, Inc., Expires 11/20/2015, Strike Price $76.50	13	650
Caterpillar, Inc., Expires 11/20/2015, Strike Price $77.50	13	416
CBOE Nasdaq 100 Index, Expires 12/19/2015, Strike Price $4660.00	70	756,000
CBOE S&P 500 Index, Expires 12/19/2015, Strike Price $2080.00	169	645,580
CBOE Volatility Index, Expires 11/18/2015, Strike Price $18.00	5,500	563,750
CBOE Volatility Index, Expires 11/18/2015, Strike Price $20.00	2,500	168,750
CBOE Volatility Index, Expires 11/18/2015, Strike Price $22.00	2,500	118,750
CBOE Volatility Index, Expires 11/18/2015, Strike Price $25.00	7,500	225,000
CBOE Volatility Index, Expires 11/18/2015, Strike Price $26.00	1,650	37,125
CBOE Volatility Index, Expires 11/18/2015, Strike Price $27.00	4,202	84,040
CBOE Volatility Index, Expires 11/18/2015, Strike Price $30.00	5,063	63,288
CH Robinson Worldwide, Inc., Expires 11/20/2015, Strike Price $72.50	13	325
CH Robinson Worldwide, Inc., Expires 11/20/2015, Strike Price $75.00	19	95
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $682.50	4	310
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $685.00	2	220
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $690.00	2	150
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $692.50	2	125
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $695.00	2	110
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $697.50	2	95
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $700.00	4	160
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $712.50	3	90
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $715.00	1	20
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $717.50	2	50
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $722.50	4	100
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $725.00	2	25
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $727.50	4	100
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $730.00	2	45
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $732.50	2	50
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $735.00	6	150
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $737.50	2	50
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $742.50	12	300
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $745.00	4	100
Chipotle Mexican Grill, Inc., Expires 11/20/2015, Strike Price $747.50	2	55
Citrix Systems, Inc., Expires 11/20/2015, Strike Price $85.00	1	112
Citrix Systems, Inc., Expires 11/20/2015, Strike Price $87.50	119	6,247
Citrix Systems, Inc., Expires 11/20/2015, Strike Price $90.00	11	220
Cocoa Future, Expires 11/06/2015, Strike Price $3150.00	110	129,800
Cocoa Future, Expires 11/06/2015, Strike Price $3200.00	110	86,900
Cocoa Future, Expires 11/06/2015, Strike Price $3250.00	141	67,680
Cocoa Future, Expires 11/06/2015, Strike Price $3300.00	25	6,750
Coffee ‘C’ Future, Expires 11/12/2015, Strike Price $137.50	40	3,300
Coffee ‘C’ Future, Expires 11/12/2015, Strike Price $140.00	45	2,700
Coffee ‘C’ Future, Expires 11/12/2015, Strike Price $142.50	106	4,770
Coffee ‘C’ Future, Expires 11/12/2015, Strike Price $145.00	120	4,050
Coffee ‘C’ Future, Expires 11/12/2015, Strike Price $147.50	50	1,125
Coffee ‘C’ Future, Expires 11/12/2015, Strike Price $150.00	75	1,406
Coffee ‘C’ Future, Expires 11/12/2015, Strike Price $152.50	50	750

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Comcast Corp., Expires 11/13/2015, Strike Price $65.00	30	$690
Comcast Corp., Expires 11/13/2015, Strike Price $65.50	90	1,170
Comcast Corp., Expires 11/13/2015, Strike Price $66.00	15	165
Comcast Corp., Expires 11/13/2015, Strike Price $66.50	60	420
Comcast Corp., Expires 11/20/2015, Strike Price $65.00	90	3,150
Comcast Corp., Expires 11/27/2015, Strike Price $65.50	75	2,850
Comcast Corp., Expires 11/27/2015, Strike Price $66.00	78	2,106
Comcast Corp., Expires 11/27/2015, Strike Price $66.50	45	900
Comcast Corp., Expires 11/27/2015, Strike Price $67.00	60	900
Comcast Corp., Expires 11/27/2015, Strike Price $67.50	60	720
Comcast Corp., Expires 11/27/2015, Strike Price $68.00	63	630
Constellation Brands, Inc., Expires 11/20/2015, Strike Price $145.00	4	50
Corn No. 2 Future, Expires 11/20/2015, Strike Price $380.00	200	80,000
Corn No. 2 Future, Expires 11/20/2015, Strike Price $385.00	525	144,375
Corn No. 2 Future, Expires 11/20/2015, Strike Price $390.00	1,625	294,531
Corn No. 2 Future, Expires 11/20/2015, Strike Price $395.00	925	115,625
Corn No. 2 Future, Expires 11/20/2015, Strike Price $400.00	683	55,494
Corn No. 2 Future, Expires 11/20/2015, Strike Price $405.00	801	40,050
Corn No. 2 Future, Expires 11/20/2015, Strike Price $410.00	275	8,594
Corn No. 2 Future, Expires 11/20/2015, Strike Price $415.00	53	994
Costco Wholesale Corp., Expires 11/06/2015, Strike Price $160.00	15	1,162
Costco Wholesale Corp., Expires 11/13/2015, Strike Price $162.50	33	1,435
Cotton No.2 Future, Expires 11/13/2015, Strike Price $65.00	290	55,100
Cotton No.2 Future, Expires 11/13/2015, Strike Price $66.00	385	40,425
Cotton No.2 Future, Expires 11/13/2015, Strike Price $67.00	314	18,840
Cotton No.2 Future, Expires 11/13/2015, Strike Price $68.00	312	10,920
Cotton No.2 Future, Expires 11/13/2015, Strike Price $69.00	280	5,600
Cotton No.2 Future, Expires 11/13/2015, Strike Price $70.00	309	3,090
Cotton No.2 Future, Expires 11/13/2015, Strike Price $71.00	60	600
Cotton No.2 Future, Expires 11/13/2015, Strike Price $72.00	70	350
CR Bard, Inc., Expires 11/20/2015, Strike Price $185.00	10	5,100
CR Bard, Inc., Expires 11/20/2015, Strike Price $190.00	20	5,000
CR Bard, Inc., Expires 11/20/2015, Strike Price $195.00	9	1,057
CR Bard, Inc., Expires 11/20/2015, Strike Price $200.00	5	287
Cummins, Inc., Expires 11/06/2015, Strike Price $105.00	45	3,330
Cummins, Inc., Expires 11/06/2015, Strike Price $106.00	9	270
Cummins, Inc., Expires 11/06/2015, Strike Price $107.00	9	180
Cummins, Inc., Expires 11/06/2015, Strike Price $109.00	9	45
Cummins, Inc., Expires 11/13/2015, Strike Price $105.00	9	990
Cummins, Inc., Expires 11/13/2015, Strike Price $106.00	9	675
Cummins, Inc., Expires 11/13/2015, Strike Price $107.00	27	1,755
Cummins, Inc., Expires 11/13/2015, Strike Price $111.00	27	270
Cummins, Inc., Expires 11/20/2015, Strike Price $108.00	9	495
Cummins, Inc., Expires 11/20/2015, Strike Price $114.00	17	85
Cummins, Inc., Expires 11/20/2015, Strike Price $115.00	9	45
Cummins, Inc., Expires 11/27/2015, Strike Price $107.00	18	1,620
Cummins, Inc., Expires 11/27/2015, Strike Price $111.00	9	225
Danaher Corp., Expires 11/20/2015, Strike Price $100.00	30	300
Darden Restaurants, Inc., Expires 11/20/2015, Strike Price $67.50	30	1,200
Darden Restaurants, Inc., Expires 11/20/2015, Strike Price $70.00	15	412
Darden Restaurants, Inc., Expires 11/20/2015, Strike Price $72.50	15	262
Darden Restaurants, Inc., Expires 11/20/2015, Strike Price $75.00	17	382
Deere & Co., Expires 11/06/2015, Strike Price $78.50	33	2,821
Deere & Co., Expires 11/06/2015, Strike Price $79.00	11	737
Deere & Co., Expires 11/06/2015, Strike Price $80.00	26	936
Deere & Co., Expires 11/06/2015, Strike Price $81.00	4	78

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Deere & Co., Expires 11/06/2015, Strike Price $81.50	12	$180
Deere & Co., Expires 11/06/2015, Strike Price $82.50	12	210
Deere & Co., Expires 11/06/2015, Strike Price $84.00	3	37
Deere & Co., Expires 11/06/2015, Strike Price $84.50	11	154
Deere & Co., Expires 11/13/2015, Strike Price $78.50	12	1,674
Deere & Co., Expires 11/13/2015, Strike Price $79.00	22	2,574
Deere & Co., Expires 11/13/2015, Strike Price $79.50	22	2,178
Deere & Co., Expires 11/13/2015, Strike Price $80.00	11	880
Deere & Co., Expires 11/13/2015, Strike Price $81.00	11	572
Deere & Co., Expires 11/13/2015, Strike Price $82.50	11	385
Deere & Co., Expires 11/13/2015, Strike Price $85.00	44	550
Delta Air Lines, Inc., Expires 11/06/2015, Strike Price $50.50	17	1,632
Delta Air Lines, Inc., Expires 11/06/2015, Strike Price $51.00	68	4,828
Delta Air Lines, Inc., Expires 11/06/2015, Strike Price $51.50	17	833
Delta Air Lines, Inc., Expires 11/06/2015, Strike Price $53.00	195	2,730
Delta Air Lines, Inc., Expires 11/13/2015, Strike Price $50.50	17	2,184
Delta Air Lines, Inc., Expires 11/13/2015, Strike Price $51.50	34	2,720
Delta Air Lines, Inc., Expires 11/13/2015, Strike Price $52.00	51	3,162
Delta Air Lines, Inc., Expires 11/13/2015, Strike Price $52.50	51	2,371
Dollar General Corp., Expires 11/06/2015, Strike Price $69.00	14	560
Dollar General Corp., Expires 11/06/2015, Strike Price $69.50	14	350
Dollar General Corp., Expires 11/06/2015, Strike Price $70.00	14	210
Dollar General Corp., Expires 11/06/2015, Strike Price $70.50	28	140
Dollar General Corp., Expires 11/13/2015, Strike Price $70.00	14	560
Dollar General Corp., Expires 11/13/2015, Strike Price $71.00	28	420
Dollar General Corp., Expires 11/13/2015, Strike Price $71.50	140	700
Dollar General Corp., Expires 11/13/2015, Strike Price $72.00	154	770
Dollar General Corp., Expires 11/13/2015, Strike Price $72.50	42	210
Dollar General Corp., Expires 11/20/2015, Strike Price $71.00	37	1,110
Dollar General Corp., Expires 11/20/2015, Strike Price $72.00	23	460
Dollar General Corp., Expires 11/20/2015, Strike Price $72.50	23	345
Dollar General Corp., Expires 11/20/2015, Strike Price $73.00	37	370
Dollar General Corp., Expires 11/27/2015, Strike Price $70.50	28	1,652
Dollar General Corp., Expires 11/27/2015, Strike Price $72.00	28	840
Dollar General Corp., Expires 11/27/2015, Strike Price $72.50	23	460
Dollar General Corp., Expires 11/27/2015, Strike Price $73.00	14	140
Dollar General Corp., Expires 11/27/2015, Strike Price $73.50	14	140
Dover Corp., Expires 11/20/2015, Strike Price $70.00	73	730
Dr. Pepper Snapple Group, Inc., Expires 11/20/2015, Strike Price $95.00	67	670
DTE Energy Co., Expires 11/20/2015, Strike Price $85.00	46	1,150
Edison International, Expires 11/20/2015, Strike Price $62.50	11	440
Edison International, Expires 11/20/2015, Strike Price $65.00	15	120
Edwards Lifesciences Corp., Expires 11/20/2015, Strike Price $165.00	24	4,200
Edwards Lifesciences Corp., Expires 11/20/2015, Strike Price $170.00	24	2,040
Edwards Lifesciences Corp., Expires 11/20/2015, Strike Price $175.00	24	960
Edwards Lifesciences Corp., Expires 11/20/2015, Strike Price $180.00	18	180
EI du Pont de Nemours & Co., Expires 11/13/2015, Strike Price $65.50	28	812
EI du Pont de Nemours & Co., Expires 11/20/2015, Strike Price $66.50	42	966
EI du Pont de Nemours & Co., Expires 11/20/2015, Strike Price $68.00	269	1,345
EI du Pont de Nemours & Co., Expires 11/27/2015, Strike Price $66.50	14	476
Eli Lilly & Co., Expires 11/06/2015, Strike Price $84.50	24	552
Eli Lilly & Co., Expires 11/13/2015, Strike Price $83.00	12	1,008
Eli Lilly & Co., Expires 11/13/2015, Strike Price $83.50	24	1,872
Eli Lilly & Co., Expires 11/13/2015, Strike Price $84.00	24	1,356
Eli Lilly & Co., Expires 11/13/2015, Strike Price $84.50	12	582
Eli Lilly & Co., Expires 11/20/2015, Strike Price $82.50	12	1,494

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Eli Lilly & Co., Expires 11/20/2015, Strike Price $84.50	60	$3,840
Eli Lilly & Co., Expires 11/20/2015, Strike Price $85.50	44	1,980
Eli Lilly & Co., Expires 11/20/2015, Strike Price $86.00	36	1,314
Eli Lilly & Co., Expires 11/20/2015, Strike Price $86.50	24	732
Eli Lilly & Co., Expires 11/20/2015, Strike Price $87.00	48	1,296
Eli Lilly & Co., Expires 11/20/2015, Strike Price $87.50	48	936
Eli Lilly & Co., Expires 11/20/2015, Strike Price $88.00	24	384
EQT Corp., Expires 11/20/2015, Strike Price $70.00	26	2,080
EQT Corp., Expires 11/20/2015, Strike Price $75.00	27	472
EQT Corp., Expires 11/20/2015, Strike Price $80.00	103	1,802
Equifax, Inc., Expires 11/20/2015, Strike Price $110.00	29	1,957
Equifax, Inc., Expires 11/20/2015, Strike Price $115.00	20	500
Equinix, Inc., Expires 11/20/2015, Strike Price $310.00	12	1,680
Equinix, Inc., Expires 11/20/2015, Strike Price $320.00	40	800
Equity Residential, Expires 11/20/2015, Strike Price $80.00	112	4,480
Euro Fx Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $1.14	200	3,750
Euro Fx Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $1.15	150	1,875
Euro Fx Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $1.15	375	4,687
Euro Fx Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $1.16	375	2,344
Euro Fx Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $1.16	620	3,875
Euro Fx Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $1.17	125	781
Euro-Bund Future, December 2015 Settlement, Expires 11/20/2015, Strike Price EUR 158.00	100	50,584
Euro-Bund Future, December 2015 Settlement, Expires 11/20/2015, Strike Price EUR 158.50	225	74,226
Euro-Bund Future, December 2015 Settlement, Expires 11/20/2015, Strike Price EUR 159.00	550	114,913
Euro-Bund Future, December 2015 Settlement, Expires 11/20/2015, Strike Price EUR 159.50	475	62,680
Euro-Bund Future, December 2015 Settlement, Expires 11/20/2015, Strike Price EUR 160.00	200	17,594
Express Scripts Holdings Co., Expires 11/06/2015, Strike Price $89.50	33	1,188
Express Scripts Holdings Co., Expires 11/13/2015, Strike Price $89.00	33	3,267
Express Scripts Holdings Co., Expires 11/13/2015, Strike Price $90.00	39	2,535
Express Scripts Holdings Co., Expires 11/13/2015, Strike Price $92.00	44	1,188
Express Scripts Holdings Co., Expires 11/20/2015, Strike Price $90.50	44	3,300
Express Scripts Holdings Co., Expires 11/20/2015, Strike Price $91.00	11	715
Express Scripts Holdings Co., Expires 11/20/2015, Strike Price $91.50	44	2,376
Express Scripts Holdings Co., Expires 11/20/2015, Strike Price $92.50	22	968
F5 Networks, Inc., Expires 11/13/2015, Strike Price $113.00	9	1,224
F5 Networks, Inc., Expires 11/20/2015, Strike Price $114.00	18	2,592
F5 Networks, Inc., Expires 11/20/2015, Strike Price $116.00	18	1,638
F5 Networks, Inc., Expires 11/27/2015, Strike Price $116.00	27	2,943
F5 Networks, Inc., Expires 11/27/2015, Strike Price $121.00	18	576
F5 Networks, Inc., Expires 11/27/2015, Strike Price $123.00	18	360
FedEx Corp., Expires 11/06/2015, Strike Price $160.00	22	792
FedEx Corp., Expires 11/06/2015, Strike Price $162.50	12	222
FedEx Corp., Expires 11/13/2015, Strike Price $160.00	6	573
FedEx Corp., Expires 11/13/2015, Strike Price $162.50	12	504
FedEx Corp., Expires 11/20/2015, Strike Price $165.00	6	237
FedEx Corp., Expires 11/20/2015, Strike Price $167.50	9	189
FedEx Corp., Expires 11/20/2015, Strike Price $170.00	6	63
FedEx Corp., Expires 11/20/2015, Strike Price $172.50	12	72
FedEx Corp., Expires 11/27/2015, Strike Price $167.50	2	70
Fossil Group, Inc., Expires 11/06/2015, Strike Price $56.50	3	97
Fossil Group, Inc., Expires 11/06/2015, Strike Price $57.50	30	450
Genuine Parts Co., Expires 11/20/2015, Strike Price $95.00	77	2,117
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1170.00	263	142,020
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1175.00	295	132,750
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1180.00	105	38,850
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1185.00	121	36,300

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1190.00	350	$87,500
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1195.00	75	15,778
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1200.00	400	72,000
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1205.00	150	22,500
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1210.00	130	16,900
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1215.00	60	6,600
Hasbro, Inc., Expires 11/20/2015, Strike Price $80.00	11	660
Hasbro, Inc., Expires 11/20/2015, Strike Price $82.50	48	1,080
Hasbro, Inc., Expires 11/20/2015, Strike Price $85.00	12	60
HCA Holdings, Inc., Expires 11/06/2015, Strike Price $70.00	26	1,950
HCA Holdings, Inc., Expires 11/06/2015, Strike Price $72.50	26	520
HCA Holdings, Inc., Expires 11/20/2015, Strike Price $71.00	26	2,990
HCA Holdings, Inc., Expires 11/20/2015, Strike Price $71.50	26	2,470
HCA Holdings, Inc., Expires 11/20/2015, Strike Price $72.00	39	3,315
HCA Holdings, Inc., Expires 11/20/2015, Strike Price $72.50	39	2,730
HCA Holdings, Inc., Expires 11/20/2015, Strike Price $73.00	13	715
HCA Holdings, Inc., Expires 11/20/2015, Strike Price $73.50	24	1,080
HCA Holdings, Inc., Expires 11/20/2015, Strike Price $74.00	13	520
HCA Holdings, Inc., Expires 11/20/2015, Strike Price $75.50	13	260
HCA Holdings, Inc., Expires 11/27/2015, Strike Price $74.00	13	715
HCA Holdings, Inc., Expires 11/27/2015, Strike Price $74.50	13	585
HCA Holdings, Inc., Expires 11/27/2015, Strike Price $75.00	13	520
HCA Holdings, Inc., Expires 11/27/2015, Strike Price $75.50	13	390
HCA Holdings, Inc., Expires 11/27/2015, Strike Price $76.00	26	650
HCA Holdings, Inc., Expires 11/27/2015, Strike Price $76.50	13	260
Home Depot, Inc., Expires 11/06/2015, Strike Price $126.00	65	1,950
Home Depot, Inc., Expires 11/06/2015, Strike Price $128.00	16	72
Home Depot, Inc., Expires 11/06/2015, Strike Price $129.00	8	20
Home Depot, Inc., Expires 11/06/2015, Strike Price $130.00	4	10
Home Depot, Inc., Expires 11/06/2015, Strike Price $131.00	1	2
Home Depot, Inc., Expires 11/13/2015, Strike Price $127.00	56	1,876
Home Depot, Inc., Expires 11/13/2015, Strike Price $128.00	47	869
Home Depot, Inc., Expires 11/13/2015, Strike Price $129.00	34	340
Home Depot, Inc., Expires 11/13/2015, Strike Price $130.00	16	96
Home Depot, Inc., Expires 11/13/2015, Strike Price $131.00	13	33
Home Depot, Inc., Expires 11/13/2015, Strike Price $132.00	29	73
Hormel Foods Corp., Expires 11/20/2015, Strike Price $70.00	53	1,590
Intercontinental Exchange, Inc., Expires 11/20/2015, Strike Price $270.00	31	2,015
Intercontinental Exchange, Inc., Expires 11/20/2015, Strike Price $280.00	20	200
International Business Machines Corp., Expires 11/06/2015, Strike Price $142.00	49	2,793
International Business Machines Corp., Expires 11/06/2015, Strike Price $143.00	21	651
International Business Machines Corp., Expires 11/06/2015, Strike Price $145.00	7	77
International Business Machines Corp., Expires 11/13/2015, Strike Price $144.00	28	1,008
International Business Machines Corp., Expires 11/13/2015, Strike Price $145.00	7	189
International Business Machines Corp., Expires 11/20/2015, Strike Price $148.00	18	270
International Business Machines Corp., Expires 11/20/2015, Strike Price $150.00	7	56
International Business Machines Corp., Expires 11/27/2015, Strike Price $146.00	98	4,606
International Business Machines Corp., Expires 11/27/2015, Strike Price $147.00	21	756
International Business Machines Corp., Expires 11/27/2015, Strike Price $148.00	28	700
International Business Machines Corp., Expires 11/27/2015, Strike Price $149.00	21	399
International Business Machines Corp., Expires 11/27/2015, Strike Price $150.00	55	825
Intuitive Surgical, Inc., Expires 11/20/2015, Strike Price $527.50	2	655
Intuitive Surgical, Inc., Expires 11/20/2015, Strike Price $530.00	6	1,710
Intuitive Surgical, Inc., Expires 11/20/2015, Strike Price $532.50	2	600
Intuitive Surgical, Inc., Expires 11/20/2015, Strike Price $537.50	1	245
Intuitive Surgical, Inc., Expires 11/20/2015, Strike Price $542.50	2	335

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Intuitive Surgical, Inc., Expires 11/20/2015, Strike Price $560.00	2	$310
Intuitive Surgical, Inc., Expires 11/20/2015, Strike Price $577.50	2	235
Intuitive Surgical, Inc., Expires 11/20/2015, Strike Price $590.00	6	405
Intuitive Surgical, Inc., Expires 11/20/2015, Strike Price $595.00	10	525
Japanese Yen Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $83.50	95	16,625
Japanese Yen Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $84.00	479	35,925
Japanese Yen Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $84.50	622	23,325
Japanese Yen Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $85.00	574	10,763
Japanese Yen Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $85.50	290	3,625
Japanese Yen Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $86.00	250	1,563
JB Hunt Transport Services, Inc., Expires 11/20/2015, Strike Price $80.00	50	1,750
JPMorgan Chase & Co., Expires 11/06/2015, Strike Price $65.00	17	536
JPMorgan Chase & Co., Expires 11/06/2015, Strike Price $65.50	285	4,988
JPMorgan Chase & Co., Expires 11/13/2015, Strike Price $65.00	30	1,785
JPMorgan Chase & Co., Expires 11/13/2015, Strike Price $65.50	465	18,833
JPMorgan Chase & Co., Expires 11/13/2015, Strike Price $66.00	90	2,520
JPMorgan Chase & Co., Expires 11/13/2015, Strike Price $66.50	32	544
Kansas City Southern, Expires 11/13/2015, Strike Price $91.00	11	193
Kansas City Southern, Expires 11/13/2015, Strike Price $91.50	11	165
Kansas City Southern, Expires 11/13/2015, Strike Price $93.00	11	138
Kansas City Southern, Expires 11/13/2015, Strike Price $93.50	11	110
Kansas City Southern, Expires 11/13/2015, Strike Price $94.50	22	220
Kansas City Southern, Expires 11/13/2015, Strike Price $95.00	33	330
Kansas City Southern, Expires 11/13/2015, Strike Price $95.50	22	220
Kansas City Southern, Expires 11/13/2015, Strike Price $96.50	22	220
Kansas City Southern, Expires 11/13/2015, Strike Price $97.00	11	110
Kansas City Southern, Expires 11/13/2015, Strike Price $97.50	11	83
Keurig Green Mountain, Inc., Expires 11/06/2015, Strike Price $53.50	16	904
Keurig Green Mountain, Inc., Expires 11/06/2015, Strike Price $54.00	80	3,840
Keurig Green Mountain, Inc., Expires 11/06/2015, Strike Price $54.50	16	648
Keurig Green Mountain, Inc., Expires 11/06/2015, Strike Price $61.00	16	88
Keurig Green Mountain, Inc., Expires 11/06/2015, Strike Price $61.50	32	144
Keurig Green Mountain, Inc., Expires 11/13/2015, Strike Price $53.50	16	1,760
Keurig Green Mountain, Inc., Expires 11/13/2015, Strike Price $54.00	32	2,992
Keurig Green Mountain, Inc., Expires 11/13/2015, Strike Price $54.50	32	2,592
Keurig Green Mountain, Inc., Expires 11/13/2015, Strike Price $55.00	64	4,480
Keurig Green Mountain, Inc., Expires 11/13/2015, Strike Price $55.50	32	2,720
Keurig Green Mountain, Inc., Expires 11/13/2015, Strike Price $61.00	16	1,248
Keurig Green Mountain, Inc., Expires 11/13/2015, Strike Price $61.50	16	408
KLA-Tencor Corp., Expires 11/20/2015, Strike Price $67.50	28	3,780
KLA-Tencor Corp., Expires 11/20/2015, Strike Price $70.00	336	18,480
Laboratory Corp. of America Holdings, Expires 11/20/2015, Strike Price $130.00	80	2,400
Lam Research Corp., Expires 11/20/2015, Strike Price $77.50	65	14,788
Lam Research Corp., Expires 11/20/2015, Strike Price $80.00	39	5,363
Lam Research Corp., Expires 11/20/2015, Strike Price $85.00	19	855
Lam Research Corp., Expires 11/20/2015, Strike Price $90.00	60	300
Lean Hogs Future, Expires 12/14/2015, Strike Price $64.00	200	62,000
Lean Hogs Future, Expires 12/14/2015, Strike Price $66.00	200	36,000
Lean Hogs Future, Expires 12/14/2015, Strike Price $67.00	20	2,800
Lean Hogs Future, Expires 12/14/2015, Strike Price $68.00	140	15,400
Lean Hogs Future, Expires 12/14/2015, Strike Price $69.00	273	24,570
Lean Hogs Future, Expires 12/14/2015, Strike Price $70.00	348	24,360
Lean Hogs Future, Expires 12/14/2015, Strike Price $71.00	327	19,620
Lean Hogs Future, Expires 12/14/2015, Strike Price $72.00	325	16,250
Lean Hogs Future, Expires 12/14/2015, Strike Price $73.00	280	11,200
Lean Hogs Future, Expires 12/14/2015, Strike Price $74.00	34	1,020

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Live Cattle Future, Expires 11/06/2015, Strike Price $143.00	20	$8,600
Live Cattle Future, Expires 11/06/2015, Strike Price $144.00	40	12,000
Live Cattle Future, Expires 12/04/2015, Strike Price $137.00	150	376,500
Live Cattle Future, Expires 12/04/2015, Strike Price $138.00	60	133,200
Live Cattle Future, Expires 12/04/2015, Strike Price $139.00	45	87,300
Live Cattle Future, Expires 12/04/2015, Strike Price $140.00	125	211,250
Lockheed Martin Corp., Expires 11/20/2015, Strike Price $230.00	30	1,800
Lockheed Martin Corp., Expires 11/20/2015, Strike Price $235.00	10	200
Lockheed Martin Corp., Expires 11/20/2015, Strike Price $240.00	38	380
LyondellBasell Industries NV, Expires 11/20/2015, Strike Price $100.00	30	750
M&T Bank Corp., Expires 11/20/2015, Strike Price $130.00	96	2,160
Macerich Co., Expires 11/20/2015, Strike Price $90.00	6	330
Macerich Co., Expires 11/20/2015, Strike Price $100.00	32	800
Macy’s, Inc., Expires 11/06/2015, Strike Price $52.50	32	1,648
Macy’s, Inc., Expires 11/06/2015, Strike Price $53.00	64	2,368
Macy’s, Inc., Expires 11/06/2015, Strike Price $53.50	16	456
Macy’s, Inc., Expires 11/06/2015, Strike Price $54.50	64	1,248
Macy’s, Inc., Expires 11/06/2015, Strike Price $55.00	32	480
Mallinckrodt PLC, Expires 11/06/2015, Strike Price $76.50	12	600
Mallinckrodt PLC, Expires 11/06/2015, Strike Price $77.50	12	540
Mallinckrodt PLC, Expires 11/06/2015, Strike Price $78.00	12	450
Mallinckrodt PLC, Expires 11/06/2015, Strike Price $79.00	12	450
Mallinckrodt PLC, Expires 11/06/2015, Strike Price $79.50	12	420
Mallinckrodt PLC, Expires 11/13/2015, Strike Price $70.00	12	2,130
Mallinckrodt PLC, Expires 11/13/2015, Strike Price $70.50	12	2,430
Mallinckrodt PLC, Expires 11/13/2015, Strike Price $72.00	12	1,380
Mallinckrodt PLC, Expires 11/13/2015, Strike Price $74.00	12	1,620
Mallinckrodt PLC, Expires 11/13/2015, Strike Price $75.00	12	1,380
Mallinckrodt PLC, Expires 11/13/2015, Strike Price $80.00	24	1,380
Marriott International, Inc., Expires 11/20/2015, Strike Price $80.00	168	10,080
McCormick & Co, Inc., Expires 11/20/2015, Strike Price $90.00	32	240
McDonald’s Corp., Expires 11/06/2015, Strike Price $115.00	16	320
McDonald’s Corp., Expires 11/06/2015, Strike Price $117.00	8	28
McDonald’s Corp., Expires 11/06/2015, Strike Price $118.00	56	140
McDonald’s Corp., Expires 11/06/2015, Strike Price $119.00	8	148
McDonald’s Corp., Expires 11/13/2015, Strike Price $120.00	80	1,240
McDonald’s Corp., Expires 11/13/2015, Strike Price $125.00	24	456
McDonald’s Corp., Expires 11/20/2015, Strike Price $116.00	72	5,904
McDonald’s Corp., Expires 11/20/2015, Strike Price $117.00	104	6,032
McDonald’s Corp., Expires 11/20/2015, Strike Price $118.00	80	3,240
McDonald’s Corp., Expires 11/20/2015, Strike Price $120.00	8	160
McDonald’s Corp., Expires 11/20/2015, Strike Price $125.00	124	806
Mead Johnson Nutrition Co., Expires 11/20/2015, Strike Price $85.00	147	17,273
Mead Johnson Nutrition Co., Expires 11/20/2015, Strike Price $90.00	83	4,109
Mead Johnson Nutrition Co., Expires 11/20/2015, Strike Price $95.00	32	576
Medtronic PLC, Expires 11/06/2015, Strike Price $75.00	13	416
Medtronic PLC, Expires 11/06/2015, Strike Price $75.50	73	1,351
Medtronic PLC, Expires 11/06/2015, Strike Price $76.00	91	1,092
Medtronic PLC, Expires 11/06/2015, Strike Price $76.50	13	65
Medtronic PLC, Expires 11/06/2015, Strike Price $77.00	12	66
Medtronic PLC, Expires 11/13/2015, Strike Price $76.00	13	384
Medtronic PLC, Expires 11/13/2015, Strike Price $76.50	52	1,118
Medtronic PLC, Expires 11/13/2015, Strike Price $77.00	3	36
Medtronic PLC, Expires 11/13/2015, Strike Price $77.50	36	288
Mexican Peso, Expires 12/01/2015, Strike Price $17.03	20,000,000	93,840
Mexican Peso, Expires 12/23/2015, Strike Price $17.00	50,000,000	462,600

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Monsanto Co., Expires 11/06/2015, Strike Price $94.00	30	$1,815
Monsanto Co., Expires 11/06/2015, Strike Price $95.00	60	1,860
Monsanto Co., Expires 11/20/2015, Strike Price $96.50	20	1,000
Monsanto Co., Expires 11/20/2015, Strike Price $97.00	12	480
Monsanto Co., Expires 11/20/2015, Strike Price $97.50	10	320
Monsanto Co., Expires 11/20/2015, Strike Price $98.00	20	520
Monsanto Co., Expires 11/20/2015, Strike Price $98.50	20	410
Monsanto Co., Expires 11/27/2015, Strike Price $96.50	19	1,311
Monsanto Co., Expires 11/27/2015, Strike Price $98.00	1	38
Natural Gas Future, Expires 11/24/2015, Strike Price $2.40	165	141,562
Natural Gas Future, Expires 11/24/2015, Strike Price $2.45	165	151,800
Natural Gas Future, Expires 11/24/2015, Strike Price $2.50	435	330,600
Natural Gas Future, Expires 11/24/2015, Strike Price $2.55	280	173,600
Natural Gas Future, Expires 11/24/2015, Strike Price $2.60	205	104,550
Natural Gas Future, Expires 11/24/2015, Strike Price $2.65	155	65,100
Natural Gas Future, Expires 11/24/2015, Strike Price $2.70	130	44,200
Natural Gas Future, Expires 11/24/2015, Strike Price $2.75	60	16,800
Natural Gas Future, Expires 11/24/2015, Strike Price $2.80	80	18,400
Nike, Inc., Expires 11/06/2015, Strike Price $134.00	18	720
Nike, Inc., Expires 11/06/2015, Strike Price $135.00	14	322
Nike, Inc., Expires 11/13/2015, Strike Price $136.00	21	830
Nike, Inc., Expires 11/13/2015, Strike Price $137.00	8	212
Nike, Inc., Expires 11/13/2015, Strike Price $140.00	14	294
Nike, Inc., Expires 11/20/2015, Strike Price $136.00	56	3,920
Nike, Inc., Expires 11/20/2015, Strike Price $137.00	21	1,113
Nike, Inc., Expires 11/20/2015, Strike Price $138.00	7	259
Nike, Inc., Expires 11/20/2015, Strike Price $140.00	7	140
Nike, Inc., Expires 11/20/2015, Strike Price $141.00	21	294
Nike, Inc., Expires 11/20/2015, Strike Price $142.00	21	221
Nike, Inc., Expires 11/20/2015, Strike Price $143.00	21	158
Nike, Inc., Expires 11/20/2015, Strike Price $144.00	7	25
Nike, Inc., Expires 11/27/2015, Strike Price $136.00	7	623
Nike, Inc., Expires 11/27/2015, Strike Price $137.00	7	483
Nike, Inc., Expires 11/27/2015, Strike Price $139.00	7	245
Norfolk Southern Corp., Expires 11/06/2015, Strike Price $81.50	12	420
Norfolk Southern Corp., Expires 11/06/2015, Strike Price $82.00	12	240
Norfolk Southern Corp., Expires 11/06/2015, Strike Price $83.50	12	60
Norfolk Southern Corp., Expires 11/13/2015, Strike Price $82.00	12	600
Norfolk Southern Corp., Expires 11/13/2015, Strike Price $84.00	24	360
Norfolk Southern Corp., Expires 11/20/2015, Strike Price $84.00	12	360
Norfolk Southern Corp., Expires 11/20/2015, Strike Price $86.00	26	260
Norfolk Southern Corp., Expires 11/27/2015, Strike Price $86.00	24	360
Northern Trust Corp., Expires 11/20/2015, Strike Price $75.00	70	875
Northrop Grumman Corp., Expires 11/20/2015, Strike Price $195.00	50	5,250
Northrop Grumman Corp., Expires 11/20/2015, Strike Price $200.00	20	700
Occidental Petroleum Corp., Expires 11/20/2015, Strike Price $79.00	12	480
Occidental Petroleum Corp., Expires 11/20/2015, Strike Price $80.00	27	594
Occidental Petroleum Corp., Expires 11/20/2015, Strike Price $80.50	36	576
Occidental Petroleum Corp., Expires 11/20/2015, Strike Price $81.00	2	26
Occidental Petroleum Corp., Expires 11/20/2015, Strike Price $81.50	120	1,080
Occidental Petroleum Corp., Expires 11/27/2015, Strike Price $78.00	17	1,428
Occidental Petroleum Corp., Expires 11/27/2015, Strike Price $79.00	24	1,344
Occidental Petroleum Corp., Expires 11/27/2015, Strike Price $80.00	12	456
Omnicom Group, Inc., Expires 11/20/2015, Strike Price $80.00	71	888
O’Reilly Automotive, Inc., Expires 11/20/2015, Strike Price $290.00	43	3,225
O’Reilly Automotive, Inc., Expires 11/20/2015, Strike Price $300.00	4	52

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Parker Hannifin Corp., Expires 11/20/2015, Strike Price $105.00	3	$615
Parker Hannifin Corp., Expires 11/20/2015, Strike Price $110.00	81	3,848
Parker Hannifin Corp., Expires 11/20/2015, Strike Price $115.00	2	10
Perrigo Co. PLC, Expires 11/20/2015, Strike Price $160.00	15	9,525
Perrigo Co. PLC, Expires 11/20/2015, Strike Price $165.00	35	14,525
Perrigo Co. PLC, Expires 11/20/2015, Strike Price $170.00	28	8,120
Perrigo Co. PLC, Expires 11/20/2015, Strike Price $180.00	35	3,763
PNC Financial Services Group, Inc., Expires 11/20/2015, Strike Price $95.00	40	960
PNC Financial Services Group, Inc., Expires 11/20/2015, Strike Price $97.50	30	225
PPG Industries, Inc., Expires 11/20/2015, Strike Price $110.00	9	293
PPG Industries, Inc., Expires 11/20/2015, Strike Price $115.00	78	390
Priceline Group, Inc., Expires 11/06/2015, Strike Price $1420.00	1	4,090
Priceline Group, Inc., Expires 11/06/2015, Strike Price $1425.00	1	3,705
Priceline Group, Inc., Expires 11/06/2015, Strike Price $1430.00	4	13,320
Priceline Group, Inc., Expires 11/06/2015, Strike Price $1435.00	4	11,880
Priceline Group, Inc., Expires 11/06/2015, Strike Price $1440.00	2	5,280
Priceline Group, Inc., Expires 11/06/2015, Strike Price $1445.00	3	7,020
Priceline Group, Inc., Expires 11/06/2015, Strike Price $1450.00	3	6,165
Priceline Group, Inc., Expires 11/06/2015, Strike Price $1455.00	4	7,220
Priceline Group, Inc., Expires 11/06/2015, Strike Price $1460.00	4	6,140
Priceline Group, Inc., Expires 11/06/2015, Strike Price $1465.00	3	4,050
Priceline Group, Inc., Expires 11/06/2015, Strike Price $1470.00	1	1,155
Priceline Group, Inc., Expires 11/06/2015, Strike Price $1550.00	1	75
PVH Corp., Expires 11/20/2015, Strike Price $95.00	22	2,530
PVH Corp., Expires 11/20/2015, Strike Price $100.00	33	1,238
PVH Corp., Expires 11/20/2015, Strike Price $105.00	33	660
Quest Diagnostics, Inc., Expires 11/20/2015, Strike Price $70.00	91	7,735
Red Hat, Inc., Expires 11/20/2015, Strike Price $85.00	60	1,500
Roper Technologies, Inc., Expires 11/20/2015, Strike Price $195.00	31	1,240
Royal Caribbean Cruises Ltd., Expires 11/20/2015, Strike Price $105.00	80	3,040
Royal Caribbean Cruises Ltd., Expires 11/20/2015, Strike Price $110.00	10	60
Russell 2000 Index, Expires 12/19/2015, Strike Price $1170.00	54	125,820
Ryder Sys, Inc., Expires 11/20/2015, Strike Price $77.50	55	1,238
Salesforce Com, Inc., Expires 11/06/2015, Strike Price $81.00	11	687
Salesforce Com, Inc., Expires 11/06/2015, Strike Price $85.00	22	495
Salesforce Com, Inc., Expires 11/06/2015, Strike Price $90.00	11	220
Salesforce Com, Inc., Expires 11/13/2015, Strike Price $81.00	57	5,700
Salesforce Com, Inc., Expires 11/13/2015, Strike Price $81.50	11	1,028
Salesforce Com, Inc., Expires 11/13/2015, Strike Price $90.00	44	770
Sandisk Corp., Expires 11/06/2015, Strike Price $79.50	144	12,240
Sandisk Corp., Expires 11/06/2015, Strike Price $80.00	144	1,800
Sandisk Corp., Expires 11/13/2015, Strike Price $80.00	108	1,890
Sandisk Corp., Expires 11/20/2015, Strike Price $80.00	48	840
Sandisk Corp., Expires 11/20/2015, Strike Price $81.00	12	1,332
Schlumberger Ltd, Expires 11/06/2015, Strike Price $79.50	24	1,320
Schlumberger Ltd, Expires 11/06/2015, Strike Price $80.00	12	540
Schlumberger Ltd, Expires 11/06/2015, Strike Price $80.50	12	348
Schlumberger Ltd, Expires 11/06/2015, Strike Price $81.00	36	756
Schlumberger Ltd, Expires 11/06/2015, Strike Price $82.00	36	360
Schlumberger Ltd, Expires 11/13/2015, Strike Price $77.50	12	2,376
Schlumberger Ltd, Expires 11/13/2015, Strike Price $78.00	24	3,996
Schlumberger Ltd, Expires 11/13/2015, Strike Price $78.50	72	10,044
Schlumberger Ltd, Expires 11/13/2015, Strike Price $79.00	12	1,398
Schlumberger Ltd, Expires 11/13/2015, Strike Price $79.50	24	2,280
Schlumberger Ltd, Expires 11/13/2015, Strike Price $80.50	36	2,214
Schlumberger Ltd, Expires 11/13/2015, Strike Price $81.00	12	630

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Schlumberger Ltd, Expires 11/13/2015, Strike Price $81.50	12	$540
Schlumberger Ltd, Expires 11/13/2015, Strike Price $82.00	84	2,478
Schlumberger Ltd, Expires 11/13/2015, Strike Price $82.50	12	300
Schlumberger Ltd, Expires 11/13/2015, Strike Price $83.00	12	216
Schlumberger Ltd, Expires 11/13/2015, Strike Price $83.50	12	180
Schlumberger Ltd, Expires 11/20/2015, Strike Price $81.50	25	1,475
Schlumberger Ltd, Expires 11/20/2015, Strike Price $82.00	12	684
Schlumberger Ltd, Expires 11/20/2015, Strike Price $82.50	12	552
Schlumberger Ltd, Expires 11/27/2015, Strike Price $81.00	12	1,164
Schlumberger Ltd, Expires 11/27/2015, Strike Price $81.50	6	498
Signet Jewelers Ltd., Expires 11/20/2015, Strike Price $155.00	28	4,060
Signet Jewelers Ltd., Expires 11/20/2015, Strike Price $160.00	15	638
Silver Future, Expires 11/24/2015, Strike Price $16.00	160	146,716
Silver Future, Expires 11/24/2015, Strike Price $16.25	94	55,930
Silver Future, Expires 11/24/2015, Strike Price $16.50	352	140,800
Silver Future, Expires 11/24/2015, Strike Price $16.75	60	15,900
Silver Future, Expires 11/24/2015, Strike Price $17.00	61	10,980
Silver Future, Expires 11/24/2015, Strike Price $17.25	20	2,600
Simon Property Group, Inc., Expires 11/20/2015, Strike Price $210.00	31	2,542
Simon Property Group, Inc., Expires 11/20/2015, Strike Price $220.00	26	130
Snap On, Inc., Expires 11/20/2015, Strike Price $170.00	6	765
Snap On, Inc., Expires 11/20/2015, Strike Price $180.00	16	200
South African Rand, Expires 11/18/2015, Strike Price $13.56	15,000,000	426,120
South African Rand, Expires 12/18/2015, Strike Price $14.00	20,000,000	457,640
Soybean Future, Expires 11/20/2015, Strike Price $880.00	150	122,812
Soybean Future, Expires 11/20/2015, Strike Price $900.00	475	184,062
Soybean Future, Expires 11/20/2015, Strike Price $910.00	425	108,906
Soybean Future, Expires 11/20/2015, Strike Price $920.00	450	75,937
Soybean Future, Expires 11/20/2015, Strike Price $930.00	375	39,844
Soybean Future, Expires 11/20/2015, Strike Price $940.00	146	10,037
Soybean Future, Expires 11/20/2015, Strike Price $950.00	54	2,362
Soybean Future, Expires 12/24/2015, Strike Price $930.00	300	99,375
Soybean Future, Expires 12/24/2015, Strike Price $940.00	300	75,000
St. Jude Medical, Inc., Expires 11/20/2015, Strike Price $70.00	102	510
Stanley Black & Decker, Inc., Expires 11/20/2015, Strike Price $110.00	57	2,565
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/06/2015, Strike Price $87.00	12	348
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/06/2015, Strike Price $90.00	12	60
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/20/2015, Strike Price $82.50	36	7,740
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/20/2015, Strike Price $84.00	24	3,600
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/20/2015, Strike Price $85.00	96	12,768
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/20/2015, Strike Price $86.00	23	2,254
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/20/2015, Strike Price $87.00	12	804
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/20/2015, Strike Price $87.50	12	840
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/20/2015, Strike Price $88.00	24	1,200
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/20/2015, Strike Price $89.00	60	2,400
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/20/2015, Strike Price $92.50	60	600
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/27/2015, Strike Price $89.00	11	583
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/27/2015, Strike Price $90.00	36	1,476
State Street Corp., Expires 11/20/2015, Strike Price $72.50	78	2,496
State Street Corp., Expires 11/20/2015, Strike Price $75.00	116	696
Stericycle, Inc., Expires 11/20/2015, Strike Price $130.00	141	3,525
Stericycle, Inc., Expires 11/20/2015, Strike Price $140.00	11	55
Stryker Corp., Expires 11/20/2015, Strike Price $97.50	55	5,088
Stryker Corp., Expires 11/20/2015, Strike Price $100.00	40	1,300
Stryker Corp., Expires 11/20/2015, Strike Price $105.00	10	25
Sugar No. 11, Expires 11/16/2015, Strike Price $12.50	250	568,400

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Sugar No. 11, Expires 11/16/2015, Strike Price $14.50	250	$114,800
Sugar No. 11, Expires 11/16/2015, Strike Price $14.75	381	128,016
Sugar No. 11, Expires 11/16/2015, Strike Price $15.00	410	96,432
Sugar No. 11, Expires 11/16/2015, Strike Price $15.25	361	60,648
Sugar No. 11, Expires 11/16/2015, Strike Price $15.50	386	47,555
Sugar No. 11, Expires 11/16/2015, Strike Price $15.75	380	34,048
Sugar No. 11, Expires 11/16/2015, Strike Price $16.00	160	8,960
Target Corp., Expires 11/06/2015, Strike Price $78.50	11	363
Target Corp., Expires 11/06/2015, Strike Price $80.00	11	138
Target Corp., Expires 11/06/2015, Strike Price $81.00	11	182
Target Corp., Expires 11/13/2015, Strike Price $76.50	13	2,119
Target Corp., Expires 11/13/2015, Strike Price $77.50	10	1,070
Target Corp., Expires 11/13/2015, Strike Price $78.50	70	4,550
Target Corp., Expires 11/13/2015, Strike Price $79.00	46	2,323
Target Corp., Expires 11/13/2015, Strike Price $79.50	35	1,295
Target Corp., Expires 11/13/2015, Strike Price $80.00	46	1,265
Target Corp., Expires 11/13/2015, Strike Price $80.50	24	408
Target Corp., Expires 11/13/2015, Strike Price $81.00	33	314
Target Corp., Expires 11/13/2015, Strike Price $81.50	22	154
Tesoro Corp., Expires 11/06/2015, Strike Price $110.00	9	828
Tesoro Corp., Expires 11/20/2015, Strike Price $127.00	45	945
Tesoro Corp., Expires 11/20/2015, Strike Price $129.00	45	945
Thermo Fisher Scientific, Inc., Expires 11/20/2015, Strike Price $135.00	8	540
Tiffany & Co., Expires 11/20/2015, Strike Price $82.50	24	4,140
Tiffany & Co., Expires 11/20/2015, Strike Price $87.50	35	928
Tiffany & Co., Expires 11/20/2015, Strike Price $90.00	8	48
Tractor Supply Co., Expires 11/20/2015, Strike Price $95.00	20	1,850
Tractor Supply Co., Expires 11/20/2015, Strike Price $100.00	10	150
Turkish Lira, Expires 11/18/2015, Strike Price $3.00	15,000,000	80,955
Turkish Lira, Expires 12/10/2015, Strike Price $3.11	75,000,000	372,150
Turkish Lira, Expires 12/18/2015, Strike Price $3.10	75,000,000	546,375
U.S. Treasury 10-Year Note Future, Expires 11/06/2015, Strike Price $129.00	275	12,891
U.S. Treasury 10-Year Note Future, Expires 11/06/2015, Strike Price $129.50	375	5,859
U.S. Treasury 10-Year Note Future, Expires 11/06/2015, Strike Price $130.00	125	1,953
U.S. Treasury 10-Year Note Future, Expires 11/13/2015, Strike Price $129.00	200	21,875
U.S. Treasury 10-Year Note Future, Expires 11/13/2015, Strike Price $129.50	300	14,062
U.S. Treasury 10-Year Note Future, Expires 11/13/2015, Strike Price $130.00	200	6,250
U.S. Treasury 10-Year Note Future, Expires 11/20/2015, Strike Price $129.00	200	31,250
U.S. Treasury 10-Year Note Future, Expires 11/20/2015, Strike Price $129.50	398	31,094
U.S. Treasury 10-Year Note Future, Expires 11/20/2015, Strike Price $130.00	181	8,484
U.S. Treasury 10-Year Note Future, Expires 11/20/2015, Strike Price $130.50	275	8,594
U.S. Treasury 10-Year Note Future, Expires 11/20/2015, Strike Price $131.00	75	1,172
U.S. Treasury Long Bond Future, Expires 11/06/2015, Strike Price $159.00	375	76,172
U.S. Treasury Long Bond Future, Expires 11/06/2015, Strike Price $160.00	425	39,844
U.S. Treasury Long Bond Future, Expires 11/06/2015, Strike Price $161.00	275	12,891
U.S. Treasury Long Bond Future, Expires 11/06/2015, Strike Price $162.00	100	1,562
U.S. Treasury Long Bond Future, Expires 11/13/2015, Strike Price $160.00	100	23,437
U.S. Treasury Long Bond Future, Expires 11/13/2015, Strike Price $161.00	200	28,125
U.S. Treasury Long Bond Future, Expires 11/13/2015, Strike Price $162.00	50	3,906
U.S. Treasury Long Bond Future, Expires 11/20/2015, Strike Price $159.00	300	182,813
U.S. Treasury Long Bond Future, Expires 11/20/2015, Strike Price $160.00	200	78,125
U.S. Treasury Long Bond Future, Expires 11/20/2015, Strike Price $162.00	384	66,000
U.S. Treasury Long Bond Future, Expires 11/20/2015, Strike Price $163.00	50	5,469
U.S. Treasury Long Bond Future, Expires 11/20/2015, Strike Price $164.00	100	7,813
Under Armour, Inc., Expires 11/06/2015, Strike Price $96.50	20	2,200
Under Armour, Inc., Expires 11/06/2015, Strike Price $98.00	10	600

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Under Armour, Inc., Expires 11/06/2015, Strike Price $99.00	10	$400
Under Armour, Inc., Expires 11/06/2015, Strike Price $104.00	20	250
Under Armour, Inc., Expires 11/13/2015, Strike Price $98.00	20	2,450
Under Armour, Inc., Expires 11/13/2015, Strike Price $98.50	10	1,075
Under Armour, Inc., Expires 11/13/2015, Strike Price $99.00	2	195
Under Armour, Inc., Expires 11/13/2015, Strike Price $99.50	10	900
Under Armour, Inc., Expires 11/13/2015, Strike Price $100.00	30	2,325
Under Armour, Inc., Expires 11/13/2015, Strike Price $102.00	10	525
Under Armour, Inc., Expires 11/13/2015, Strike Price $104.00	10	275
Under Armour, Inc., Expires 11/13/2015, Strike Price $105.00	8	200
Under Armour, Inc., Expires 11/13/2015, Strike Price $106.00	5	88
Under Armour, Inc., Expires 11/13/2015, Strike Price $107.00	20	300
Under Armour, Inc., Expires 11/13/2015, Strike Price $109.00	10	125
Under Armour, Inc., Expires 11/20/2015, Strike Price $97.00	20	4,200
Under Armour, Inc., Expires 11/20/2015, Strike Price $97.50	7	1,348
Under Armour, Inc., Expires 11/20/2015, Strike Price $101.00	10	825
Under Armour, Inc., Expires 11/20/2015, Strike Price $102.00	30	2,025
Under Armour, Inc., Expires 11/20/2015, Strike Price $105.00	10	325
Under Armour, Inc., Expires 11/20/2015, Strike Price $106.00	10	250
Under Armour, Inc., Expires 11/20/2015, Strike Price $107.00	10	175
Under Armour, Inc., Expires 11/20/2015, Strike Price $109.00	15	150
Union Pacific Corp., Expires 11/06/2015, Strike Price $93.00	60	840
Union Pacific Corp., Expires 11/06/2015, Strike Price $93.50	10	110
Union Pacific Corp., Expires 11/06/2015, Strike Price $98.50	60	450
Union Pacific Corp., Expires 11/06/2015, Strike Price $99.00	10	75
Union Pacific Corp., Expires 11/06/2015, Strike Price $100.00	10	25
Union Pacific Corp., Expires 11/13/2015, Strike Price $93.00	10	420
Union Pacific Corp., Expires 11/13/2015, Strike Price $94.00	10	230
Union Pacific Corp., Expires 11/13/2015, Strike Price $99.00	50	150
Union Pacific Corp., Expires 11/13/2015, Strike Price $100.00	70	175
Union Pacific Corp., Expires 11/20/2015, Strike Price $92.50	10	820
Union Pacific Corp., Expires 11/27/2015, Strike Price $92.50	20	1,900
Union Pacific Corp., Expires 11/27/2015, Strike Price $93.50	10	680
Union Pacific Corp., Expires 11/27/2015, Strike Price $94.50	30	1,350
Union Pacific Corp., Expires 11/27/2015, Strike Price $95.00	10	380
United Rentals, Inc., Expires 11/13/2015, Strike Price $78.00	13	1,235
United Rentals, Inc., Expires 11/20/2015, Strike Price $79.00	39	4,095
United Rentals, Inc., Expires 11/20/2015, Strike Price $79.50	13	1,170
United Rentals, Inc., Expires 11/20/2015, Strike Price $80.00	39	3,120
United Rentals, Inc., Expires 11/20/2015, Strike Price $82.00	39	1,365
United Rentals, Inc., Expires 11/20/2015, Strike Price $85.00	13	228
UnitedHealth Group, Inc., Expires 11/06/2015, Strike Price $124.00	8	164
UnitedHealth Group, Inc., Expires 11/06/2015, Strike Price $125.00	32	384
UnitedHealth Group, Inc., Expires 11/06/2015, Strike Price $128.00	8	100
UnitedHealth Group, Inc., Expires 11/13/2015, Strike Price $124.00	24	1,356
UnitedHealth Group, Inc., Expires 11/13/2015, Strike Price $125.00	32	1,376
UnitedHealth Group, Inc., Expires 11/13/2015, Strike Price $126.00	8	292
UnitedHealth Group, Inc., Expires 11/13/2015, Strike Price $127.00	32	1,120
UnitedHealth Group, Inc., Expires 11/13/2015, Strike Price $128.00	16	432
UnitedHealth Group, Inc., Expires 11/13/2015, Strike Price $129.00	24	480
UnitedHealth Group, Inc., Expires 11/13/2015, Strike Price $132.00	64	800
UnitedHealth Group, Inc., Expires 11/20/2015, Strike Price $123.00	5	610
Universal Health Services, Inc., Expires 11/20/2015, Strike Price $130.00	56	4,480
Universal Health Services, Inc., Expires 11/20/2015, Strike Price $140.00	18	90
Valero Energy Corp., Expires 11/13/2015, Strike Price $70.00	42	1,092
Valero Energy Corp., Expires 11/13/2015, Strike Price $70.50	14	252

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Valero Energy Corp., Expires 11/13/2015, Strike Price $71.50	14	$126
Valero Energy Corp., Expires 11/13/2015, Strike Price $72.00	14	98
Valero Energy Corp., Expires 11/20/2015, Strike Price $68.50	56	4,704
Valero Energy Corp., Expires 11/20/2015, Strike Price $71.00	14	364
Valero Energy Corp., Expires 11/20/2015, Strike Price $71.50	14	280
Valero Energy Corp., Expires 11/20/2015, Strike Price $72.00	56	840
Valero Energy Corp., Expires 11/20/2015, Strike Price $73.00	28	252
Valero Energy Corp., Expires 11/27/2015, Strike Price $68.50	16	1,392
Valero Energy Corp., Expires 11/27/2015, Strike Price $70.00	44	2,376
Verisign, Inc., Expires 11/20/2015, Strike Price $85.00	46	1,150
Verisk Analytics, Inc., Expires 11/20/2015, Strike Price $75.00	155	4,650
VF Corp., Expires 11/20/2015, Strike Price $70.00	56	2,520
VF Corp., Expires 11/20/2015, Strike Price $72.50	14	140
Viacom, Inc., Expires 11/06/2015, Strike Price $51.00	17	425
Viacom, Inc., Expires 11/06/2015, Strike Price $51.50	17	298
Viacom, Inc., Expires 11/06/2015, Strike Price $52.00	17	213
Viacom, Inc., Expires 11/06/2015, Strike Price $52.50	17	213
Viacom, Inc., Expires 11/06/2015, Strike Price $53.00	17	170
Viacom, Inc., Expires 11/06/2015, Strike Price $54.00	17	128
Walgreens Boots Alliance, Inc., Expires 11/06/2015, Strike Price $85.50	10	840
Walgreens Boots Alliance, Inc., Expires 11/06/2015, Strike Price $86.00	11	770
Walgreens Boots Alliance, Inc., Expires 11/06/2015, Strike Price $86.50	11	440
Walgreens Boots Alliance, Inc., Expires 11/06/2015, Strike Price $88.00	1	21
Walgreens Boots Alliance, Inc., Expires 11/13/2015, Strike Price $87.00	22	1,452
Walgreens Boots Alliance, Inc., Expires 11/13/2015, Strike Price $87.50	11	715
Walgreens Boots Alliance, Inc., Expires 11/13/2015, Strike Price $88.00	11	517
Walgreens Boots Alliance, Inc., Expires 11/13/2015, Strike Price $88.50	22	836
Walgreens Boots Alliance, Inc., Expires 11/13/2015, Strike Price $89.50	22	506
Walgreens Boots Alliance, Inc., Expires 11/13/2015, Strike Price $90.00	22	418
Walgreens Boots Alliance, Inc., Expires 11/13/2015, Strike Price $91.00	11	132
Walgreens Boots Alliance, Inc., Expires 11/13/2015, Strike Price $92.00	11	77
Walgreens Boots Alliance, Inc., Expires 11/20/2015, Strike Price $90.00	22	924
Walgreens Boots Alliance, Inc., Expires 11/27/2015, Strike Price $87.00	22	2,530
Walgreens Boots Alliance, Inc., Expires 11/27/2015, Strike Price $87.50	33	3,267
Walgreens Boots Alliance, Inc., Expires 11/27/2015, Strike Price $88.00	22	1,936
Walgreens Boots Alliance, Inc., Expires 11/27/2015, Strike Price $88.50	33	2,574
Walgreens Boots Alliance, Inc., Expires 11/27/2015, Strike Price $89.00	22	1,474
Walgreens Boots Alliance, Inc., Expires 11/27/2015, Strike Price $89.50	33	1,782
Walgreens Boots Alliance, Inc., Expires 11/27/2015, Strike Price $90.00	22	1,012
Walgreens Boots Alliance, Inc., Expires 11/27/2015, Strike Price $90.50	11	462
Walgreens Boots Alliance, Inc., Expires 11/27/2015, Strike Price $91.00	44	1,496
Walgreens Boots Alliance, Inc., Expires 11/27/2015, Strike Price $91.50	11	308
Walgreens Boots Alliance, Inc., Expires 11/27/2015, Strike Price $92.00	44	1,100
Walgreens Boots Alliance, Inc., Expires 11/27/2015, Strike Price $93.00	16	288
Walgreens Boots Alliance, Inc., Expires 11/27/2015, Strike Price $93.50	22	352
Walgreens Boots Alliance, Inc., Expires 11/27/2015, Strike Price $94.00	55	715
Waters Corp., Expires 11/20/2015, Strike Price $135.00	10	500
Waters Corp., Expires 11/20/2015, Strike Price $140.00	21	210
Western Digital Corp., Expires 11/06/2015, Strike Price $77.50	28	140
Western Digital Corp., Expires 11/13/2015, Strike Price $79.50	14	182
Western Digital Corp., Expires 11/13/2015, Strike Price $80.50	14	350
Western Digital Corp., Expires 11/20/2015, Strike Price $70.00	28	2,828
Western Digital Corp., Expires 11/20/2015, Strike Price $70.50	14	1,232
Western Digital Corp., Expires 11/20/2015, Strike Price $71.00	28	2,226
Western Digital Corp., Expires 11/20/2015, Strike Price $71.50	14	931
Western Digital Corp., Expires 11/20/2015, Strike Price $72.00	14	819

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Western Digital Corp., Expires 11/20/2015, Strike Price $72.50	14	$721
Western Digital Corp., Expires 11/20/2015, Strike Price $73.00	14	595
Western Digital Corp., Expires 11/20/2015, Strike Price $73.50	14	525
Western Digital Corp., Expires 11/20/2015, Strike Price $74.00	37	1,147
Western Digital Corp., Expires 11/20/2015, Strike Price $74.50	14	399
Western Digital Corp., Expires 11/20/2015, Strike Price $75.00	14	336
Western Digital Corp., Expires 11/20/2015, Strike Price $76.00	28	532
Western Digital Corp., Expires 11/20/2015, Strike Price $76.50	14	224
Western Digital Corp., Expires 11/20/2015, Strike Price $77.00	14	217
Western Digital Corp., Expires 11/20/2015, Strike Price $77.50	28	392
Western Digital Corp., Expires 11/20/2015, Strike Price $78.00	14	189
Western Digital Corp., Expires 11/20/2015, Strike Price $79.00	29	305
Western Digital Corp., Expires 11/20/2015, Strike Price $80.50	42	399
Wheat Future, Expires 11/20/2015, Strike Price $495.00	150	217,500
Wheat Future, Expires 11/20/2015, Strike Price $500.00	550	684,063
Wheat Future, Expires 11/20/2015, Strike Price $505.00	125	132,031
Wheat Future, Expires 11/20/2015, Strike Price $510.00	195	171,844
Wheat Future, Expires 11/20/2015, Strike Price $515.00	220	159,500
Wheat Future, Expires 11/20/2015, Strike Price $520.00	430	255,313
Wheat Future, Expires 11/20/2015, Strike Price $525.00	315	151,594
Wheat Future, Expires 11/20/2015, Strike Price $530.00	347	132,294
Wheat Future, Expires 11/20/2015, Strike Price $535.00	272	83,300
Wheat Future, Expires 11/20/2015, Strike Price $540.00	125	29,688
Wheat Future, Expires 11/20/2015, Strike Price $545.00	186	33,713
Whirlpool Corp., Expires 11/20/2015, Strike Price $170.00	78	8,814
Whirlpool Corp., Expires 11/20/2015, Strike Price $175.00	59	3,186
WTI Crude Future, Expires 11/17/2015, Strike Price $48.00	25	25,500
WTI Crude Future, Expires 11/17/2015, Strike Price $48.50	150	129,000
WTI Crude Future, Expires 11/17/2015, Strike Price $49.00	500	360,000
WTI Crude Future, Expires 11/17/2015, Strike Price $49.50	400	240,000
WTI Crude Future, Expires 11/17/2015, Strike Price $50.00	400	200,000
WTI Crude Future, Expires 11/17/2015, Strike Price $50.50	450	184,500
WTI Crude Future, Expires 11/17/2015, Strike Price $51.00	425	144,500
WTI Crude Future, Expires 11/17/2015, Strike Price $51.50	475	133,000
WW Grainger, Inc., Expires 11/20/2015, Strike Price $220.00	7	647
WW Grainger, Inc., Expires 11/20/2015, Strike Price $230.00	30	450
Wyndham Worldwide Corp., Expires 11/20/2015, Strike Price $85.00	11	715
Wyndham Worldwide Corp., Expires 11/20/2015, Strike Price $87.50	55	1,430
Wyndham Worldwide Corp., Expires 11/20/2015, Strike Price $90.00	36	180
Wynn Resorts Ltd., Expires 11/06/2015, Strike Price $73.00	8	936
Wynn Resorts Ltd., Expires 11/06/2015, Strike Price $73.50	13	1,326
Wynn Resorts Ltd., Expires 11/06/2015, Strike Price $74.00	19	1,748
Wynn Resorts Ltd., Expires 11/06/2015, Strike Price $74.50	26	2,158
Wynn Resorts Ltd., Expires 11/06/2015, Strike Price $81.00	91	1,274
Wynn Resorts Ltd., Expires 11/06/2015, Strike Price $82.00	6	84
Wynn Resorts Ltd., Expires 11/06/2015, Strike Price $83.00	5	45
Wynn Resorts Ltd., Expires 11/20/2015, Strike Price $77.00	19	2,451
Xilinx, Inc., Expires 11/06/2015, Strike Price $48.00	18	1,098
Xilinx, Inc., Expires 11/06/2015, Strike Price $49.00	88	3,300
Xilinx, Inc., Expires 11/06/2015, Strike Price $49.50	36	1,134
Xilinx, Inc., Expires 11/06/2015, Strike Price $50.00	18	459
Xilinx, Inc., Expires 11/13/2015, Strike Price $49.50	18	846
Yum Brands, Inc., Expires 11/06/2015, Strike Price $72.00	13	897
Yum Brands, Inc., Expires 11/06/2015, Strike Price $72.50	18	981
Yum Brands, Inc., Expires 11/06/2015, Strike Price $73.00	78	2,925
Yum Brands, Inc., Expires 11/06/2015, Strike Price $73.50	52	1,456

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Yum Brands, Inc., Expires 11/06/2015, Strike Price $74.00	65	$1,300
Yum Brands, Inc., Expires 11/06/2015, Strike Price $74.50	39	566
Yum Brands, Inc., Expires 11/06/2015, Strike Price $75.00	51	587
Yum Brands, Inc., Expires 11/06/2015, Strike Price $75.50	65	585
Yum Brands, Inc., Expires 11/06/2015, Strike Price $76.00	78	546
Yum Brands, Inc., Expires 11/06/2015, Strike Price $76.50	39	741
Yum Brands, Inc., Expires 11/06/2015, Strike Price $77.00	13	72
Yum Brands, Inc., Expires 11/06/2015, Strike Price $78.00	13	260
Yum Brands, Inc., Expires 11/06/2015, Strike Price $80.00	13	189
Yum Brands, Inc., Expires 11/06/2015, Strike Price $81.00	26	455

TOTAL CALL OPTIONS (Premiums Received $30,865,554)		19,015,789

PUT OPTIONS
Australian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $69.50	188	15,040
Australian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $70.00	260	41,600
Australian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $70.50	460	128,800
Australian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $71.00	401	188,470
Australian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $71.50	500	365,000
Australian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $72.00	425	450,500
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $150.00	225	2,812
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $150.50	275	3,438
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $151.00	600	11,250
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $151.50	463	14,469
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $152.00	525	26,250
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $152.50	375	32,813
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $153.00	225	32,344
British Pound Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $153.50	150	33,750
Canadian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $75.00	500	20,000
Canadian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $75.50	681	68,100
Canadian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $76.00	695	152,900
Canadian Dollar Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $76.50	862	362,040
CBOE Nasdaq 100 Index, Expires 11/06/2015, Strike Price $4590.00	40	62,000
CBOE Nasdaq 100 Index, Expires 11/06/2015, Strike Price $4600.00	51	90,525
CBOE Nasdaq 100 Index, Expires 11/06/2015, Strike Price $4610.00	130	264,550
CBOE Nasdaq 100 Index, Expires 11/06/2015, Strike Price $4620.00	119	216,580
CBOE Nasdaq 100 Index, Expires 11/06/2015, Strike Price $4625.00	300	687,900
CBOE Nasdaq 100 Index, Expires 11/06/2015, Strike Price $4630.00	60	162,600
CBOE Nasdaq 100 Index, Expires 12/19/2015, Strike Price $4150.00	250	402,500
CBOE Nasdaq 100 Index, Expires 12/19/2015, Strike Price $4200.00	80	154,800
CBOE S&P 500 Index, Expires 11/06/2015, Strike Price $2045.00	125	69,375
CBOE S&P 500 Index, Expires 11/06/2015, Strike Price $2050.00	350	210,000
CBOE S&P 500 Index, Expires 11/06/2015, Strike Price $2055.00	300	214,500
CBOE S&P 500 Index, Expires 11/06/2015, Strike Price $2060.00	200	175,000
CBOE S&P 500 Index, Expires 11/06/2015, Strike Price $2065.00	250	237,500
CBOE S&P 500 Index, Expires 11/06/2015, Strike Price $2070.00	125	144,375
CBOE S&P 500 Index, Expires 11/06/2015, Strike Price $2075.00	150	195,000
CBOE Volatility Index, Expires 11/18/2015, Strike Price $16.00	3,100	317,750
CBOE Volatility Index, Expires 11/18/2015, Strike Price $17.00	576	96,480
CBOE Volatility Index, Expires 11/18/2015, Strike Price $18.00	1,000	237,500
CBOE Volatility Index, Expires 11/18/2015, Strike Price $21.00	250	122,500
Cocoa Future, Expires 11/06/2015, Strike Price $2900.00	60	600
Cocoa Future, Expires 11/06/2015, Strike Price $2950.00	95	950
Cocoa Future, Expires 11/06/2015, Strike Price $3000.00	150	1,500
Cocoa Future, Expires 11/06/2015, Strike Price $3050.00	110	2,200
Coffee ‘C’ Future, Expires 11/12/2015, Strike Price $117.50	20	11,550

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

PUT OPTIONS (continued)
Coffee ‘C’ Future, Expires 11/12/2015, Strike Price $120.00	105	$101,981
Coffee ‘C’ Future, Expires 11/12/2015, Strike Price $122.50	123	184,039
Coffee ‘C’ Future, Expires 11/12/2015, Strike Price $125.00	135	288,562
Coffee ‘C’ Future, Expires 11/12/2015, Strike Price $127.50	135	387,281
Corn No. 2 Future, Expires 11/20/2015, Strike Price $350.00	148	1,850
Corn No. 2 Future, Expires 11/20/2015, Strike Price $355.00	275	6,875
Corn No. 2 Future, Expires 11/20/2015, Strike Price $360.00	745	27,937
Corn No. 2 Future, Expires 11/20/2015, Strike Price $365.00	1,023	63,937
Corn No. 2 Future, Expires 11/20/2015, Strike Price $370.00	1,016	107,950
Corn No. 2 Future, Expires 11/20/2015, Strike Price $375.00	1,100	206,250
Corn No. 2 Future, Expires 11/20/2015, Strike Price $380.00	750	215,625
Cotton No.2 Future, Expires 11/13/2015, Strike Price $57.00	200	1,000
Cotton No.2 Future, Expires 11/13/2015, Strike Price $58.00	409	4,090
Cotton No.2 Future, Expires 11/13/2015, Strike Price $59.00	145	2,900
Cotton No.2 Future, Expires 11/13/2015, Strike Price $60.00	300	13,500
Cotton No.2 Future, Expires 11/13/2015, Strike Price $61.00	355	35,500
Cotton No.2 Future, Expires 11/13/2015, Strike Price $62.00	231	49,665
Cotton No.2 Future, Expires 11/13/2015, Strike Price $63.00	290	116,000
Cotton No.2 Future, Expires 11/13/2015, Strike Price $64.00	30	20,100
Cotton No.2 Future, Expires 11/13/2015, Strike Price $65.00	20	20,600
DAX Index, Expires 11/06/2015, Strike Price EUR 10550.00	380	46,174
DAX Index, Expires 11/06/2015, Strike Price EUR 10600.00	260	47,707
Euro Fx Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $1.11	51	58,013
Euro Fx Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $1.11	154	236,775
Euro Fx Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $1.12	425	850,000
Euro Fx Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $1.12	525	1,325,625
Euro Fx Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $1.13	450	1,389,375
Euro Fx Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $1.13	50	184,375
Euro Stoxx 50, Expires 11/06/2015, Strike Price EUR 3300.00	100	4,948
Euro Stoxx 50, Expires 11/06/2015, Strike Price EUR 3325.00	900	70,268
Euro Stoxx 50, Expires 11/06/2015, Strike Price EUR 3350.00	1,000	123,161
Euro Stoxx 50, Expires 11/06/2015, Strike Price EUR 3375.00	700	152,873
Euro-Bund Future, December 2015 Settlement, Expires 11/20/2015, Strike Price EUR 155.50	400	136,357
Euro-Bund Future, December 2015 Settlement, Expires 11/20/2015, Strike Price EUR 156.00	450	202,885
Euro-Bund Future, December 2015 Settlement, Expires 11/20/2015, Strike Price EUR 156.50	475	287,284
Euro-Bund Future, December 2015 Settlement, Expires 11/20/2015, Strike Price EUR 157.00	125	100,343
FTSE 100 Index, Expires 11/20/2015, Strike Price GBP 6100.00	370	136,893
FTSE 100 Index, Expires 11/20/2015, Strike Price GBP 6125.00	430	182,293
FTSE 100 Index, Expires 11/20/2015, Strike Price GBP 6175.00	100	56,268
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1105.00	75	32,278
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1110.00	75	38,278
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1120.00	125	90,880
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1125.00	280	232,400
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1130.00	340	343,400
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1135.00	205	248,050
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1140.00	265	378,950
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1145.00	30	51,000
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1150.00	200	400,000
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1160.00	220	583,000
Gold 100 Oz. Future, Expires 11/24/2015, Strike Price $1165.00	370	1,113,700
Japanese Yen Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $81.50	180	13,500
Japanese Yen Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $82.00	615	84,563
Japanese Yen Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $82.50	640	176,000
Japanese Yen Future, December 2015 Settlement, Expires 11/06/2015, Strike Price $83.00	655	352,063
Lean Hogs Future, Expires 12/14/2015, Strike Price $59.00	40	37,600
Lean Hogs Future, Expires 12/14/2015, Strike Price $60.00	260	299,000

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

PUT OPTIONS (continued)
Lean Hogs Future, Expires 12/14/2015, Strike Price $61.00	275	$379,500
Lean Hogs Future, Expires 12/14/2015, Strike Price $62.00	270	442,800
Lean Hogs Future, Expires 12/14/2015, Strike Price $63.00	365	700,800
Lean Hogs Future, Expires 12/14/2015, Strike Price $64.00	300	669,000
Lean Hogs Future, Expires 12/14/2015, Strike Price $65.00	298	762,880
Lean Hogs Future, Expires 12/14/2015, Strike Price $66.00	145	420,500
Live Cattle Future, Expires 11/06/2015, Strike Price $132.00	45	1,350
Live Cattle Future, Expires 11/06/2015, Strike Price $133.00	35	1,400
Live Cattle Future, Expires 11/06/2015, Strike Price $134.00	10	600
Live Cattle Future, Expires 12/04/2015, Strike Price $122.00	85	5,100
Live Cattle Future, Expires 12/04/2015, Strike Price $124.00	80	6,400
Live Cattle Future, Expires 12/04/2015, Strike Price $125.00	60	5,400
Live Cattle Future, Expires 12/04/2015, Strike Price $126.00	45	4,500
Natural Gas Future, Expires 11/24/2015, Strike Price $2.00	150	54,000
Natural Gas Future, Expires 11/24/2015, Strike Price $2.05	280	128,800
Natural Gas Future, Expires 11/24/2015, Strike Price $2.10	370	214,600
Natural Gas Future, Expires 11/24/2015, Strike Price $2.15	410	299,300
Natural Gas Future, Expires 11/24/2015, Strike Price $2.20	250	227,500
Natural Gas Future, Expires 11/24/2015, Strike Price $2.25	25	27,750
Natural Gas Future, Expires 11/24/2015, Strike Price $2.30	125	167,500
Nikkei 225 Index, Expires 11/13/2015, Strike Price JPY 17375.00	225	43,547
Nikkei 225 Index, Expires 11/13/2015, Strike Price JPY 17500.00	250	57,291
Nikkei 225 Index, Expires 11/13/2015, Strike Price JPY 17625.00	300	79,527
Nikkei 225 Index, Expires 11/13/2015, Strike Price JPY 17750.00	125	43,055
Nikkei 225 Index, Expires 11/13/2015, Strike Price JPY 17875.00	100	41,564
Russell 2000 Index, Expires 11/06/2015, Strike Price $1135.00	250	81,000
Russell 2000 Index, Expires 11/06/2015, Strike Price $1140.00	300	123,000
Russell 2000 Index, Expires 11/06/2015, Strike Price $1145.00	400	202,400
Russell 2000 Index, Expires 11/06/2015, Strike Price $1150.00	350	231,000
Russell 2000 Index, Expires 12/19/2015, Strike Price $1090.00	250	291,250
Russell 2000 Index, Expires 12/19/2015, Strike Price $1120.00	400	720,000
Silver Future, Expires 11/24/2015, Strike Price $14.75	75	39,000
Silver Future, Expires 11/24/2015, Strike Price $15.00	224	172,480
Silver Future, Expires 11/24/2015, Strike Price $15.25	320	355,200
Silver Future, Expires 11/24/2015, Strike Price $15.50	135	218,700
Silver Future, Expires 11/24/2015, Strike Price $15.75	80	180,400
Soybean Future, Expires 11/20/2015, Strike Price $840.00	225	18,281
Soybean Future, Expires 11/20/2015, Strike Price $850.00	300	39,375
Soybean Future, Expires 11/20/2015, Strike Price $860.00	500	106,250
Soybean Future, Expires 11/20/2015, Strike Price $870.00	450	154,687
Soybean Future, Expires 11/20/2015, Strike Price $880.00	550	292,188
Soybean Future, Expires 11/20/2015, Strike Price $890.00	450	354,375
Soybean Future, Expires 11/20/2015, Strike Price $900.00	150	165,000
Sugar No. 11, Expires 11/16/2015, Strike Price $12.25	25	280
Sugar No. 11, Expires 11/16/2015, Strike Price $12.50	250	2,800
Sugar No. 11, Expires 11/16/2015, Strike Price $12.75	145	3,248
Sugar No. 11, Expires 11/16/2015, Strike Price $13.00	265	8,904
Sugar No. 11, Expires 11/16/2015, Strike Price $13.25	315	17,640
Sugar No. 11, Expires 11/16/2015, Strike Price $13.50	390	34,944
Sugar No. 11, Expires 11/16/2015, Strike Price $13.75	440	59,136
Sugar No. 11, Expires 11/16/2015, Strike Price $14.00	360	72,576
Sugar No. 11, Expires 11/16/2015, Strike Price $14.25	400	120,960
Sugar No. 11, Expires 11/16/2015, Strike Price $14.50	340	148,512
U.S. Treasury 10-Year Note Future, Expires 11/06/2015, Strike Price $127.00	50	8,594
U.S. Treasury 10-Year Note Future, Expires 11/06/2015, Strike Price $127.50	300	98,437
U.S. Treasury 10-Year Note Future, Expires 11/06/2015, Strike Price $128.00	300	178,125

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

PUT OPTIONS (continued)
U.S. Treasury 10-Year Note Future, Expires 11/13/2015, Strike Price $127.00	100	$25,000
U.S. Treasury 10-Year Note Future, Expires 11/13/2015, Strike Price $127.50	200	84,375
U.S. Treasury 10-Year Note Future, Expires 11/13/2015, Strike Price $128.00	155	104,141
U.S. Treasury 10-Year Note Future, Expires 11/20/2015, Strike Price $126.50	100	18,750
U.S. Treasury 10-Year Note Future, Expires 11/20/2015, Strike Price $127.00	150	46,875
U.S. Treasury 10-Year Note Future, Expires 11/20/2015, Strike Price $127.50	400	200,000
U.S. Treasury 10-Year Note Future, Expires 11/20/2015, Strike Price $128.00	300	225,000
U.S. Treasury Long Bond Future, Expires 11/06/2015, Strike Price $154.00	125	27,344
U.S. Treasury Long Bond Future, Expires 11/06/2015, Strike Price $155.00	425	199,219
U.S. Treasury Long Bond Future, Expires 11/06/2015, Strike Price $156.00	350	278,906
U.S. Treasury Long Bond Future, Expires 11/06/2015, Strike Price $157.00	125	162,109
U.S. Treasury Long Bond Future, Expires 11/13/2015, Strike Price $154.00	200	84,375
U.S. Treasury Long Bond Future, Expires 11/13/2015, Strike Price $155.00	300	206,250
U.S. Treasury Long Bond Future, Expires 11/13/2015, Strike Price $156.00	100	106,250
U.S. Treasury Long Bond Future, Expires 11/13/2015, Strike Price $157.00	100	156,250
U.S. Treasury Long Bond Future, Expires 11/20/2015, Strike Price $153.00	6	2,531
U.S. Treasury Long Bond Future, Expires 11/20/2015, Strike Price $154.00	100	62,500
U.S. Treasury Long Bond Future, Expires 11/20/2015, Strike Price $155.00	200	187,500
U.S. Treasury Long Bond Future, Expires 11/20/2015, Strike Price $156.00	150	199,219
Wheat Future, Expires 11/20/2015, Strike Price $460.00	125	1,563
Wheat Future, Expires 11/20/2015, Strike Price $465.00	100	1,250
Wheat Future, Expires 11/20/2015, Strike Price $470.00	375	7,031
Wheat Future, Expires 11/20/2015, Strike Price $475.00	365	9,125
Wheat Future, Expires 11/20/2015, Strike Price $480.00	485	18,188
Wheat Future, Expires 11/20/2015, Strike Price $485.00	435	21,750
Wheat Future, Expires 11/20/2015, Strike Price $490.00	425	29,219
Wheat Future, Expires 11/20/2015, Strike Price $495.00	425	42,500
Wheat Future, Expires 11/20/2015, Strike Price $500.00	350	50,313
WTI Crude Future, Expires 11/17/2015, Strike Price $43.00	400	172,000
WTI Crude Future, Expires 11/17/2015, Strike Price $43.50	375	198,750
WTI Crude Future, Expires 11/17/2015, Strike Price $44.00	475	308,750
WTI Crude Future, Expires 11/17/2015, Strike Price $44.50	500	390,000
WTI Crude Future, Expires 11/17/2015, Strike Price $45.00	375	352,500
WTI Crude Future, Expires 11/17/2015, Strike Price $45.50	550	616,000

TOTAL PUT OPTIONS (Premiums Received $36,805,836)		31,828,671

PAYER SWAPTIONS
CDX.HY, Expires 11/18/2015, Strike Price $94.00	100,000,000	10,700
CDX.HY, Expires 12/16/2015, Strike Price $103.00	148,500,000	529,403
CDX.IG, Expires 11/18/2015, Strike Price $90.00	500,000,000	186,000
CDX.IG, Expires 11/18/2015, Strike Price $90.00	500,000,000	186,000

TOTAL PAYER SWAPTIONS (Premiums Received $2,343,400)		912,103

TOTAL WRITTEN OPTIONS (Premiums Received $70,014,790)		$51,756,563

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

FUTURES CONTRACTS SOLD
Australian Dollar, December 2015 Settlement	1,055	$75,084,350	$(181,818)
Brent Crude, April 2016 Settlement	97	5,092,500	128,073
Canadian Dollar, December 2015 Settlement	756	57,796,200	(705,731)
Coffee ‘C’, December 2015 Settlement	190	8,617,687	88,039
Coffee ‘C’, March 2016 Settlement	98	4,566,188	624,603
Corn No. 2. December 2015 Settlement	217	4,147,413	(61,664)
Corn No. 2, March 2016 Settlement	273	5,343,975	(90,632)
Cotton No.2, December 2015 Settlement	30	949,800	40,110
DAX Index, December 2015 Settlement	18	5,353,950	(17,547)
Euro Fx, December 2015 Settlement	1,347	185,364,038	1,188,224
Euro-Bund, December 2015 Settlement	198	34,229,453	(4,101)
Euro Stoxx 50, December 2015 Settlement	607	22,714,608	(61,027)
FTSE 100 Index, December 2015 Settlement	161	15,686,009	16,604
Gasoline, April 2016 Settlement	77	5,278,535	62,100
Gold 100 Oz., December 2015 Settlement	692	78,984,880	505,837
Hard Red Winter Wheat, March 2016 Settlement	209	5,329,500	26,114
Japanese Yen, December 2015 Settlement	625	64,750,000	(190,346)
Lean Hogs, December 2015 Settlement	545	12,905,600	509,748
Low Sulphur Gas Oil, April 2016 Settlement	117	5,613,075	131,702
Nasdaq 100 E-mini, December 2015 Settlement	2,558	237,548,670	(7,400,903)
Natural Gas, April 2016 Settlement	233	5,710,830	649,560
Nikkei 225 Index, December 2015 Settlement	130	20,339,770	(779,598)
NY Harbor ULSD, April 2016 Settlement	71	4,691,581	149,957
Russell 2000 Mini Index, December 2015 Settlement	894	103,552,020	(1,324,992)
Silver, December 2015 Settlement	82	6,382,470	(9,344)
S&P 500 E-mini, December 2015 Settlement	566	58,685,710	34,390
Soybean, January 2016 Settlement	304	13,463,400	(57,123)
U.S. Treasury 10-Year Note, December 2015 Settlement	750	95,765,625	41,534
U.S. Treasury Long Bond, December 2015 Settlement	560	87,605,000	(122,853)
Wheat, March 2016 Settlement	210	5,517,750	(113,813)
WTI Crude, December 2015 Settlement	432	20,126,880	(1,277,468)
WTI Crude, April 2016 Settlement	97	4,805,380	125,273

TOTAL FUTURES CONTRACTS SOLD		$1,262,002,847	$(8,077,092)

FUTURES CONTRACTS PURCHASED
British Pound, December 2015 Settlement	547	$52,723,963	$(27,331)
CBOE Volatility Index, November 2015 Settlement	170	2,826,250	(59,022)
Cocoa, December 2015 Settlement	80	2,607,200	29,949
Copper, March 2016 Settlement	66	3,838,725	(82,008)
Cotton No.2, March 2016 Settlement	147	4,630,500	(47,956)
Gold 100 Oz., April 2016 Settlement	55	6,286,500	(118,633)
Lean Hogs, April 2016 Settlement	186	5,016,420	(461,398)
Live Cattle, December 2015 Settlement	140	7,936,600	2,958
Live Cattle, April 2016 Settlement	58	3,297,300	73,285
Silver, March 2016 Settlement	74	5,777,550	(33,297)
Soybean, March 2016 Settlement	106	4,710,375	(28,079)
Soybean Meal, March 2016 Settlement	159	4,793,850	(72,226)
Soybean Oil, March 2016 Settlement	316	5,451,000	47,344

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

FUTURES CONTRACTS PURCHASED (continued)
Sugar No. 11, March 2016 Settlement	313	$5,090,131	$41,774
Sugar No. 11, May 2016 Settlement	426	6,760,790	178,735
Wheat, December 2015 Settlement	773	20,175,300	207,683

TOTAL FUTURES CONTRACTS PURCHASED		$141,922,454	$(348,222)

TOTAL FUTURES CONTRACTS DEPRECIATION			$(8,425,314)

Credit Default Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	(PAY)/ RECEIVE FIXED RATES	TERMINATION DATE	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT (RECEIPT)	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION/ (DEPRECIATION)

CREDIT DEFAULT SWAP BUY CONTRACTS
Goldman Sachs	CDX.NA.IG.25	Buy	(1.00%)	Dec 20 2020	$27,000,000	$(27,000,000)	$(250,676)	$(60,254)
Morgan Stanley	CDX.NA.IG.25	Buy	(1.00%)	Dec 20 2020	135,000,000	(135,000,000)	(1,118,945)	(435,708)
Morgan Stanley	CDX.NA.HY.25	Buy	(5.00%)	Dec 20 2020	5,000,000	(5,000,000)	—	(185,802)
Morgan Stanley	CDX.NA.HY.25	Buy	(5.00%)	Dec 20 2020	11,080,000	(11,080,000)	(5,450)	(406,287)
Goldman Sachs	CDX.NA.HY.24	Buy	(5.00%)	Jun 20 2020	40,837,500	(40,837,500)	(2,293,046)	(290,577)

TOTAL CREDIT DEFAULT SWAP BUY CONTRACTS								(1,378,628)

CREDIT DEFAULT SWAP SELL CONTRACTS
Goldman Sachs	CDX.NA.HY.25	Sell	5.00%	Dec 20 2020	7,500,000	7,500,000	151,808	126,894
Goldman Sachs	CDX.NA.HY.25	Sell	5.00%	Dec 20 2020	5,000,000	5,000,000	136,025	49,777

TOTAL CREDIT DEFAULT SWAP SELL CONTRACTS								176,671

TOTAL CREDIT DEFAULT SWAP CONTRACTS								$(1,201,957)

Open Forward Currency Contracts

COUNTERPARTY OF CONTRACT	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	11/16/2015	Brazilian Real	69,981,500	U.S. Dollars	18,000,000	$40,947
Goldman Sachs	11/20/2015	Brazilian Real	117,748,500	U.S. Dollars	30,000,000	312,616
Goldman Sachs	11/03/2015	Brazilian Real	46,990,500	U.S. Dollars	12,000,000	168,548
Goldman Sachs	12/28/2015	Mexican Peso	82,945,000	U.S. Dollars	5,000,000	76
Goldman Sachs	11/03/2015	Mexican Peso	292,155,400	U.S. Dollars	17,600,000	81,557
Goldman Sachs	11/20/2015	South African Rand	33,906,250	U.S. Dollars	2,500,000	(58,784)
Goldman Sachs	12/21/2015	Turkish Lira	23,640,000	U.S. Dollars	8,000,000	(17,574)
Goldman Sachs	11/16/2015	U.S. Dollars	10,000,000	Brazilian Real	39,560,000	(198,408)
Goldman Sachs	11/20/2015	U.S. Dollars	20,000,000	Brazilian Real	78,966,000	(328,633)
Goldman Sachs	11/20/2015	U.S. Dollars	2,500,000	South African Rand	34,350,000	26,835
Goldman Sachs	12/21/2015	U.S. Dollars	10,000,000	Turkish Lira	29,865,000	(84,397)
Goldman Sachs	12/28/2015	U.S. Dollars	3,250,000	Mexican Peso	54,400,125	(29,339)
Goldman Sachs	11/03/2015	U.S. Dollars	15,000,000	Brazilian Real	60,975,000	(789,941)
Goldman Sachs	11/03/2015	U.S. Dollars	17,600,000	Mexican Peso	299,120,800	(503,111)
Goldman Sachs	11/19/2015	U.S. Dollars	4,500,000	Turkish Lira	13,168,350	9,762
Morgan Stanley	11/16/2015	U.S. Dollars	15,000,000	Brazilian Real	58,987,500	(206,738)

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Schedule of Investments	as of October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

COUNTERPARTY OF CONTRACT	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley	11/20/2015	U.S. Dollars	7,500,000	Brazilian Real	29,816,250	$(175,754)
Morgan Stanley	11/20/2015	U.S. Dollars	10,000,000	South African Rand	134,605,000	308,577
Morgan Stanley	12/11/2015	U.S. Dollars	12,000,000	Turkish Lira	35,682,000	(86,195)
Morgan Stanley	12/21/2015	U.S. Dollars	15,000,000	Turkish Lira	44,737,500	(106,336)
Morgan Stanley	12/22/2015	U.S. Dollars	15,000,000	Brazilian Real	58,837,500	2,632
Morgan Stanley	12/22/2015	U.S. Dollars	8,000,000	South African Rand	110,240,000	111,453
Morgan Stanley	12/28/2015	U.S. Dollars	15,000,000	Mexican Peso	249,195,000	(21,931)
Morgan Stanley	12/03/2015	U.S. Dollars	6,000,000	Mexican Peso	100,200,000	(50,756)

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$(1,594,894)

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Statement of Assets and Liabilities	October 31, 2015

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$544,858,462
Unrealized appreciation on forward currency contracts	1,063,003
Unrealized appreciation on swap contracts	176,671
Swap premiums paid	287,833
Dividends and interest receivable	12,151
Receivable for fund shares sold	25,000
Receivable for investments sold	25,848,843
Foreign currencies, at value(2)	7,709,201
Deposits at broker	194,606,272
Spot trade receivable	4,047,859
Variation margin on futures contracts	310,617
Deferred offering expenses (See Note 6)	231,469
Other assets	37,217
Total assets	779,214,598
LIABILITIES:
Options written, at fair value(3)	51,756,563
Unrealized depreciation on forward currency contracts	2,657,897
Unrealized depreciation on swap contracts	1,378,628
Swap premiums received	3,668,117
Spot trade payable	3,974,982
Dividends and interest payable	110,609
Payable for investment securities purchased	19,256,309
Payable to Adviser	1,023,510
Payable for Chief Compliance Officer compensation	4,999
Payable to Trustees	11,052
Accrued service fees	92,318
Other accrued expenses	269,911
Total liabilities	84,204,895
Total net assets	$695,009,703

NET ASSETS CONSIST OF:
Capital stock	$668,536,063
Accumulated net investment income (loss)	13,776,527
Accumulated net realized loss	(5,552,635)
Unrealized appreciation (depreciation) on:
Investments	10,850,071
Futures contracts	(8,425,314)
Written options	18,245,209
Swap contracts	(894,523)
Forward currency contracts	(1,594,894)
Foreign currency translation	69,199
Total net assets	$695,009,703

Net assets	$695,009,703
Shares outstanding	67,382,198
Net asset value, offering and redemption price per share	$10.31

(1) Cost of investments	$534,008,391
(2) Cost of foreign currencies	7,714,992
(3) Premiums received	70,014,790

The accompanying notes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Statement of Operations	For the Period Ended October 31, 2015(1)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Dividend income	$61,533
Interest income	89,863
Other income	19,396
Exchange rebates	32,300
Total investment income	203,092
EXPENSES
Advisory fees (See Note 4)	6,613,882
Interest expense	877,385
Service fees	330,694
Offering costs	283,380
Fund accounting and administration fees	257,151
Audit and tax related fees	119,509
Legal fees	119,143
Transfer agency fees and expenses	79,565
Custody fees	44,813
Chief Compliance Officer fees	34,999
Trustees fees and expenses	19,773
Other expenses	127,245
Total expenses before Adviser waiver	8,907,539
Expenses waived by Adviser (See Note 4)	(83,857)
Net expenses before Adviser recoupment	8,823,682
Expenses recouped by Adviser (See Note 4)	154,949
Total net expenses	8,978,631
Net investment loss	(8,775,539)
NET REALIZED AND UNREALIZED GAIN (LOSS) :
Net realized gain (loss) on:
Investments	(20,426,792)
Futures contracts	(263,568,059)
Written options	290,524,150
Swap contracts	498,704
Forward currency contracts	1,300,006
Foreign currency translation	353,077
Net change in unrealized appreciation (depreciation) on:
Investments	10,850,071
Futures contracts	(8,425,314)
Written options	18,245,209
Swap contracts	(894,523)
Forward currency contracts	(1,594,894)
Foreign currency translation	69,199
Net realized and unrealized gain	26,930,834
Net increase in net assets resulting from operations	$18,155,295

(1)	The Fund commenced operations on April 2, 2015.

The accompanying notes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Annual Report	October 31, 2015

Consolidated Statement of Changes in Net Assets

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
PERIOD ENDED OCTOBER 31, 2015(1)
OPERATIONS:
Net investment income	$(8,775,539)
Net realized (gain) loss on:
Investments	(20,426,792)
Futures contracts	(263,568,059)
Written options	290,524,150
Swap contracts	498,704
Forward currency contracts	1,300,006
Foreign currency translation	353,077
Net change in unrealized appreciation (depreciation) on:
Investments	10,850,071
Futures contracts	(8,425,314)
Written options	18,245,209
Swap contracts	(894,523)
Forward currency contracts	(1,594,894)
Foreign currency translation	69,199
Net increase in assets resulting from operations	18,155,295

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	696,713,495
Cost of shares redeemed	(19,959,087)
Net increase in net assets from capital share transactions	676,754,408
Total increase in net assets	694,909,703

NET ASSETS:
Beginning of period	100,000
End of period	$695,009,703

Accumulated net investment income	$13,776,527

(1)	The Fund commenced operations on April 2, 2015.

The accompanying notes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Annual Report	October 31, 2015

Financial Highlights	For the Period Ended October 31, 2015(1)

	STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
Per Share Data:
Net asset value, beginning of period	$10.00
Income (Loss) from investment operations
Net investment loss(2)	(0.16)
Net realized and unrealized gain	0.47

Total from Investment Operations	0.31

Net asset value, end of period	$10.31

Total return(6)	3.10	%(3)
Supplemental Data and Ratios:
Net Assets, End of Period (000s)	$695,009
Ratio of Expenses to Average Net Assets (Before Expense Waiver/Recoupment)	2.69	%(4)(5)
Ratio of Expenses to Average Net Assets (After Expense Waiver/Recoupment)	2.71	%(4)(5)
Ratio of Net Investment Loss to Average Net Assets (Before Expense Waiver/Recoupment)	(2.63	)%(4)(5)
Ratio of Net Investment Loss to Average Net Assets (After Expense Waiver/Recoupment)	(2.65	)%(4)(5)
Portfolio Turnover Rate	1,361.14	%(3)

(1)	The Fund commenced operations on April 2, 2015.
(2)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes borrowing and investment-related costs of 0.16% of average net assets. These expenses are not included in the Fund’s operating expense limitation agreement.
(6)	Total Return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).

The accompanying footnotes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Consolidated Financial Statements	October 31, 2015

1. Organization

Stone Ridge Trust III (the “Trust”) was organized as a Delaware statutory trust on December 17, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered closed-end management investment company issuing shares. As of October 31, 2015, the Trust consisted of one series: the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”). The Fund commenced operations on April 2, 2015. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.10% shareholder service fee, no 12b-1 fees and does not charge a redemption fee. There are an unlimited number of authorized shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable laws, will conduct quarterly repurchase offers typically for 10% of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval of the Board of Trustees and in all cases such repurchases will be for at least 5% and not more than 25% of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. The Fund does not currently intend to list its shares for trading on any national securities exchange. There is no secondary trading market in the shares. The shares are, therefore, not readily marketable.

The investment objective of the Fund is to achieve capital appreciation. The Fund seeks to achieve this objective by receiving premiums in connection with its derivative contracts (including put and call options, futures contracts, options on futures contracts, and swaps) related to a variety of asset classes that the Adviser (as defined herein) believes offer variance risk premiums.

The consolidated financial statements include the accounts of Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. As of October 31, 2015 the Subsidiary’s net assets were $133,198,186, which represented 19.2% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

(a) Investment Valuation and Fair Value Measurement In determining the NAV of the Fund’s shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the mean price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Long-term debt securities issued with a maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers.

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Consolidated Financial Statements	October 31, 2015

Short-term debt securities issued with a maturity of less than 60 days, including U.S. Treasury securities, are valued at amortized cost, which approximates fair value.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Domestic exchange-traded options are generally valued at the mean of their highest bid and lowest ask, taken across all exchanges where the options are traded. Foreign options, and options on futures contracts are valued at the settlement price on the exchange on which they are primarily traded. Foreign exchange options and options on swap contracts are valued at an evaluated price by a third-party pricing service.

OTC derivatives including forward contracts and swap contracts, are valued on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Fund’s NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Fund may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Fund’s NAV. Events affecting the value of such securities held by the Fund that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Fund’s calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Board of Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Fund may use fair valuation in accordance with the procedures approved by the Board of Trustees.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Consolidated Financial Statements	October 31, 2015

observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between Levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of October 31, 2015:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Stone Ridge All Asset Variance Risk Premium Fund
Assets
Common Stocks (1)	$5,201,216	$—	$—	$5,201,216
Options	756,000	22,232,075	—	22,988,075
Money Market Funds	206,693,456	—	—	206,693,456
U.S. Treasury Bills	—	309,975,715	—	309,975,715

Total Assets	$212,650,672	$332,207,790	$—	$544,858,462
Liabilities
Written Options	$(40,221,892)	$(11,534,671)	$—	$(51,756,563)

Total Liabilities	$(40,221,892)	$(11,534,671)	$—	$(51,756,563)
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$1,063,003	$—	$1,063,003
Unrealized depreciation on forward currency contracts	—	(2,657,897)	—	(2,657,897)
Unrealized appreciation on futures	4,903,596	—	—	4,903,596
Unrealized depreciation on futures	(12,549,312)	(779,598)	—	(13,328,910)
Unrealized appreciation on swaps	—	176,671	—	176,671
Unrealized depreciation on swaps	—	(1,378,628)	—	(1,378,628)

Total	$(7,645,716)	$(3,576,449)	$—	$(11,222,165)

*	Other financial instruments are derivative instruments not reflected in the, such as futures, forwards and swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Derivative Transactions — The Fund engaged in derivatives and hedging activities during the period ended October 31, 2015. The use of derivatives included options, swaps agreements, forward foreign currency contracts, and futures contracts. Further information regarding derivative activity for the Fund can be found in the Consolidated Schedule of Investments.

Futures Contracts — The Fund held futures contracts during the period ended October 31, 2015. The Fund uses futures contracts to maintain appropriate equity market exposure, hedge interest rate exposure and to gain exposure to various commodities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically- settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Consolidated Financial Statements	October 31, 2015

price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended October 31, 2015 was $325,440,963 for long contracts and $875,786,610 for short contracts.

Options — The Fund may purchase and write call or put options on securities, indices, swaps, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call and put options during the period ended October 31, 2015. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The average market value of written options for the period ended October 31, 2015 was $55,867,963.

Transactions in options written during the period ended October 31, 2015 were as follows:

ALL ASSET VARIANCE RISK PREMIUM FUND
Call Options	CONTRACTS	PREMIUMS
Outstanding, beginning of period	—	$—
Options written	1,942,176,862	188,989,905
Options terminated in closing transactions	(14,642)	(8,874,846)
Options exercised	(35,106,706)	(34,503,803)
Options expired	(263,457,143)	(112,402,302)

Outstanding, end of period	1,643,598,371	$33,208,954

ALL ASSET VARIANCE RISK PREMIUM FUND
Put Options	CONTRACTS	PREMIUMS
Outstanding, beginning of period	—	$—
Options written	504,001	293,735,259
Options terminated in closing transactions	(20,066)	(17,557,908)
Options exercised	(117,875)	(68,101,281)
Options expired	(307,946)	(171,270,234)

Outstanding, end of period	58,114	$36,805,836

Forward Currency Contracts — The Fund may enter into forward currency contracts. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts.

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Consolidated Financial Statements	October 31, 2015

The average monthly notional amount of forward currency contracts during the period ended October 31, 2015 were as follows:

Long forward currency contracts	$13,322,574
Short forward currency contracts	$28,378,571

Variance Swaps — The Fund may invest in variance swaps in order to earn income or to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of returns of reference entity or index. The payer agrees to exchange the fixed rate, or the variance strike price of the reference entity, to the receiver for the variable rate, or realized variance of returns of the reference entity. At the time the trade is originated, the agreed upon variance strike price is set so that the present value of the swap is zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance of returns of the swap and the variance strike multiplied by the variance notional amount. As a receiver of the variable rate, the Fund would receive a payment if the final realized variance of returns is less than the variance strike and would make a payment if the final realized variance of returns is greater than the variance strike price. As a payer of the variable rate, the Fund would receive a payment if the final realized variance of returns is greater than the variance strike and would make a payment if the final realized variance of returns is less than the variance strike. The average monthly notional value of variance swaps was $50,000.

Credit Default Swaps — The Fund may enter into credit default swaps in order to earn income or for hedging and risk management purposes. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statement of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. The average notional value of credit default swaps was $36,559,643 for buy contracts and $1,785,714 for sell contracts.

Consolidated Statement of Assets and Liabilities — Values of Derivatives at October 31, 2015

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity contracts—options	Investments, at fair value	$22,988,075	Written Options, at fair value	$10,525,716
Foreign exchange contracts—options	—	—	Written Options, at fair value	11,454,794
Commodity contracts— options	—	—	Written Options, at fair value	24,485,692
Interest rate contracts— options	—	—	Written Options, at fair value	4,378,258
Credit contracts—options	—	—	Written Options, at fair value	912,103
Equity contracts—futures	Net assets—Unrealized appreciation*	50,994	Net assets—Unrealized depreciation*	9,643,089
Foreign exchange contracts—futures	Net assets—Unrealized appreciation*	1,188,224	Net assets—Unrealized depreciation*	1,105,226
Commodity contracts— futures	Net assets—Unrealized appreciation*	3,622,844	Net assets—Unrealized depreciation*	2,453,641
Interest rate contracts— futures	Net assets—Unrealized appreciation*	41,534	Net assets—Unrealized depreciation*	126,954

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Consolidated Financial Statements	October 31, 2015

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Foreign exchange contracts—forwards	Unrealized appreciation on open forward currency contracts	$1,063,003	Unrealized depreciation on open forward currency contracts	$2,657,897
Credit default swaps	Unrealized appreciation on open swap contracts**	176,671	Unrealized depreciation on open swap contracts**	1,378,628

Total		$29,131,345		$69,121,998

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reflected in the Consolidated Statement of Assets and Liabilities.
**	Reflects unrealized appreciation (depreciation) on the contract as reported in the Consolidated Schedule of Investments.

The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Period Ended October 31, 2015

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Equity contracts	$(38,394,657)	$(6,660,868)	$57,909,491	$940,205	$—	$13,794,171
Foreign exchange contracts	(65,302,487)	—	62,589,331	—	1,300,006	(1,413,150)
Commodity contracts	(124,400,004)	8,669	137,735,008	—	—	13,343,673
Interest rate contracts	(35,470,911)	—	32,087,820	—	—	(3,383,091)
Credit contracts	—	—	202,500	(441,501)	—	(239,001)

	$(263,568,059)	$(6,652,199)	$290,524,150	$498,704	$1,300,006	$22,102,602

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Equity contracts	$(9,592,095)	$10,910,817	$10,349,855	$—	$—	$12,888,918
Foreign exchange contracts	82,998	—	3,444,262	—	(1,594,894)	712,025
Commodity contracts	1,169,203	—	2,305,885	—	—	3,475,088
Interest rate contracts	(85,420)	—	713,909	—	—	628,489
Credit contracts	—	—	1,431,298	(894,523)	—	536,775

	$(8,425,314)	$10,910,817	$18,245,209	$(894,523)	$(1,594,894)	$18,241,295

(b) Offsetting on the Consolidated Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclosure both gross and net information about both instruments and transactions eligible for offset on the Consolidated Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (ISDA) agreements to which the Fund is a party specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Fund is subject to a netting arrangement, which governs the terms of certain transactions with select counterparties. The netting arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Consolidated Financial Statements	October 31, 2015

default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangement also specifies collateral posting arrangements at prearranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Assets				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Description
Credit Default Swap Contracts	$176,671	$—	$176,671	$(176,671)	$—	$—
Forward Currency Contracts	1,063,003	—	1,063,003	(1,063,003)	—	—
	$1,239,674	$—	$1,239,674	$(1,239,674)	$—	$—

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Liabilities				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Description
Written Options	$4,315,133	$—	$4,315,133	$—	$(4,315,133)	$—
Credit Default Swap Contracts	1,378,629	—	1,378,629	(176,671)	(1,201,958)	—
Forward Currency Contracts	2,657,897	—	2,657,897	(1,063,003)	(1,594,894)	—
	$8,351,659	$—	$8,351,659	$(1,239,674)	$(7,111,985)	$—

Actual collateral pledged may be more than reported above in order to satisfy broker requirements.

(c) Use of Estimates The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date.

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Consolidated Financial Statements	October 31, 2015

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(g) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund isolates that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains on currency translation and change in unrealized appreciation on foreign currency related items on the Fund’s consolidated statement of operations.

(h) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/ accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(i) Restricted Securities The Fund may invest in securities that are restricted, but eligible for purchase and sale by certain qualified buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Fund has elected to be taxed as a Regulated Investment Company and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the period ended October 31, 2015, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID IN CAPITAL
All Asset Variance Risk Premium Fund	$22,552,066	$(14,233,721)	$(8,318,345)

These differences primarily relate to non-deductible stock issuance costs, swap agreements, currency adjustments and income reclassification from the Subsidiary.

As of October 31, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

ALL ASSET VARIANCE RISK PREMIUM FUND
Tax cost of Investments	$619,920,761
Unrealized Appreciation	11,014,115
Unrealized Depreciation	(11,860,718)
Net unrealized depreciation	(846,603)
Undistributed ordinary income	9,193,843
Undistributed long-term gains	5,516,992
Total distributed earnings	14,710,835
Other accumulated gains	12,609,408
Total accumulated earnings	$26,473,640

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Consolidated Financial Statements	October 31, 2015

The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to wash sale deferrals and return of capital distributions.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal period-end October 31, 2015, or for any other tax years which are open for exam. As of October 31, 2015 open tax years include the period ended October 31, 2015. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Advisory Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Fund. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Fund.

In return for providing management services to the Fund, the Fund pays the Adviser an annual fee of 2.00% of that Fund’s average daily net assets.

Through March 31, 2016, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund (excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the total annual fund operating expenses to 2.60% for the Fund. The Adviser shall be permitted to recover expenses attributable to the Fund that the Adviser has borne in later periods to the extent that the expenses for the Fund fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement. As of October 31, 2015, the Adviser has waived and recouped fees as follows:

ADVISORY FEES WAIVED/ ORGANIZATIONAL EXPENSES PAID	RECOUPMENT OF PREVIOUSLY WAIVED FEES	REMAINING AMOUNT TO BE RECOUPED (EXPIRING MARCH 31, 2018)
$238,806	$154,949	$83,857

(b) Custodian, Administrator, and Transfer Agent The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor Quasar Distributors, LLC (the “Distributor”), an affiliate of U.S. Bank, N.A., serves as the Fund’s distributor.

5. Services Agreement

Pursuant to a Services Agreement (the “Services Agreement”), the Fund pays Stone Ridge Asset Management LLC (the “Servicing Agent”) a fee of 0.10% of the average daily net assets of the Fund for the services provided and expenses incurred under the Services Agreement. The Servicing Agent appoints broker-dealer firms and other service firms to provide services including investor services and administrative assistance for persons who are investors in the Fund.

6. Organization and Offering Costs

Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. Certain organization costs have been paid by the Adviser, subject to potential recoupment, and are $10,970. The remaining organization costs of $151,863 were paid by the Fund. Total organization costs were $162,833. Offering costs include

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Consolidated Financial Statements	October 31, 2015

state registration fees and legal fees regarding the preparation of the initial registration statement. Organization costs are expensed as incurred. Offering costs were accounted for as deferred costs until operations began and are being amortized to expense over twelve months on a straight-line basis. Certain offering costs of $206,379 were advanced by the Adviser, subject to recovery. The remaining offering costs of $308,470 were paid by the Fund. The total amount of the offering costs incurred by the Fund is $514,849.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

8. Investment Transactions

For the period ended October 31, 2015, aggregate purchases and sales of portfolio securities, excluding short-term securities and including equity security transactions related to options exercises, were $528,493,370 and $513,937,698, respectively. The Fund did not have any purchases or sales of U.S. government securities during the period ended October 31, 2015.

9. Capital Share Transactions

PERIOD ENDED OCTOBER 31, 2015(1)
Shares sold	69,325,407
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	1,953,209
Net increase in shares	67,372,198
Beginning of period	10,000
End of period	67,382,198

(1)	The Fund commenced operations on April 2, 2015.

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

Repurchase Request Deadline	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
July 3, 2015	5,815,318	900,132
October 9, 2015	5,814,052	1,053,077

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

11. Additional Information

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may purchase, from time to time, a portion of its outstanding shares at NAV.

Stone Ridge Funds	Annual Report	October 31, 2015

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Stone Ridge Trust III

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments of Stone Ridge All Asset Variance Risk Premium Fund (the Fund) as of October 31, 2015, and the related consolidated statement of operations, consolidated statement of changes in net assets, and the financial highlights for the period from April 2, 2015 (commencement of operations) to October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of the Stone Ridge All Asset Variance Risk Premium Fund at October 31, 2015, the consolidated results of its operations, consolidated changes in its net assets, and the financial highlights for the period from April 2, 2015 (commencement of operations) to October 31, 2015, in conformity with U.S. generally accepted accounting principles.

New York, NY

December 30, 2015

Stone Ridge Funds	Annual Report	October 31, 2015

Expense Example (Unaudited)

As a shareholder of the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”), you incur ongoing costs, including investment advisory fees and shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire six-month period from May 1, 2015 to October 31, 2015.

Actual Expenses

The first line of each of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$1,037.20	$14.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.44	$13.84

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.73%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the six-month period.

Stone Ridge Funds	Annual Report	October 31, 2015

Additional Information (Unaudited)

1. Disclosure Regarding Fund Trustees and Officers

Independent Trustees(1)
NAME (YEAR OF BIRTH) AND ADDRESS(5)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(3)	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Jeffery Ekberg (1965)	Trustee	since 2013	Principal, TPG Capital, L.P., until 2011; Chief Financial Officer, Newbridge Capital, LLC, until 2011	11	TPG Capital, LLC and affiliates (sponsored investment funds), until 2011.

Daniel Charney (1970)	Trustee	since 2013	Cowen Group, since 2012; Jefferies & Co., until 2011	11	None.

Interested Trustee
NAME (YEAR OF BIRTH) AND ADDRESS(5)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(3)	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Ross Stevens(4) (1969)	Trustee, Chairman	since 2013	Founder of Stone Ridge Asset Management LLC (“Adviser”), Chief Executive Officer and President of the Adviser, since 2012, Magnetar Capital (Investment Committee and Co-Head of Portfolio Managers Committee), until 2012	11	None.

(1)	Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
(2)	Each Trustee serves until resignation or removal from the Board of Trustees.
(3)	Fund Complex includes the Stone Ridge Trust and Stone Ridge Trust II, other investment companies managed by the Adviser.
(4)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with Stone Ridge Asset Management LLC.
(5)	Each Trustee’s mailing address is c/o Stone Ridge Asset Management LLC 510 Madison Avenue, 21st Floor, New York, NY 10022.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available free of charge upon request by calling the Funds toll free at 1.855.609.3680

Stone Ridge Funds	Annual Report	October 31, 2015

Additional Information (Unaudited)

Officers
NAME (YEAR OF BIRTH) AND ADDRESS(1)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Ross Stevens (1969)	President and Chief Executive Officer	since 2013	Founder of Stone Ridge Asset Management LLC (“Adviser”), Chief Executive Officer and President of the Adviser, since 2012; prior to that Magnetar Capital (Investment Committee and Co-Head of Portfolio Managers Committee).
Jane Korach (1974)	Chief Compliance Officer and Secretary	since 2013	General Counsel of the Adviser, since 2012; prior to that General Counsel and CCO at Owl Creek Asset Management.
Patrick Kelly (1978)	Treasurer and Principal Financial Officer	since 2013	Chief Operating Officer of the Adviser, since 2012; prior to that Chief Operating Officer of Quantitative Strategies at Magnetar Capital.

(1)	Each Officer’s mailing address is c/o Stone Ridge Asset Management LLC, 510 Madison Avenue, 21st Floor, New York, NY 10036.
(2)	The term of office of each officer is indefinite.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov).

Stone Ridge Funds	Annual Report	October 31, 2015

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

                                                                 XQANNU

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffery Ekberg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2015	FYE 10/31/2014
Audit Fees	$100,909	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$18,750	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

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The percentage of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2015	FYE 10/31/2014
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (“Adviser”) (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2015	FYE 10/31/2014
Registrant	$18,750	N/A
Registrant’s Investment Adviser	$42,000	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

I.	Governing Standards

The Adviser has adopted written proxy voting policies and guidelines (“the Proxy Policy”) as required under Rule 206(4)-6 (the “Rule”) of the Investment Advisers Act of 1940 (“Advisers Act”). In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, waivers and consents under applicable indentures. The Proxy Policy, which has been designed to ensure that Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures to mitigate conflicts of interests between clients and Adviser and its advisory affiliates1 when voting proxies.

II.	Policy

The Proxy Policy applies to those client accounts that contain voting securities and for which Adviser has been delegated the authority to vote client proxies. When voting proxies for client accounts, Adviser’s primary objective is to make voting decisions solely in the best

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interest on behalf of all clients for which it manages assets. The Adviser has selected an unaffiliated third party proxy research and voting service, Institutional Shareholder Services Inc. (“ISS” or “Proxy Voting Service”) to assist it in researching, recordkeeping and voting of proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to Adviser as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to a set of guidelines, ISS’ U.S. Proxy Voting Summary Guidelines. These guidelines have been approved by Adviser, and though Adviser intends to vote consistent with the voting recommendation of the Proxy Voting Service, upon the recommendation of the applicable portfolio managers, Adviser may determine to override any recommendation made by the Proxy Voting Service or abstain from voting. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, Adviser may determine to vote on the proposals directly.

With respect to the voting of proxies relating to fixed income securities or other debt instruments, the Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders.

Adviser may determine not to vote a proxy for a debt or equity security if: (1) the effect on the applicable economic interests or the value of the portfolio holding is insignificant in relation to an individual’s account portfolio or in the aggregate with all clients; (2) the cost of voting the proxy outweighs the possible benefit to the applicable account, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) Adviser otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

In addition, neither Adviser nor the Proxy Voting Service will be able to vote for any securities on loan by an account. In the event that Adviser is aware of a material vote on behalf of the mutual fund and Adviser has the ability to call back loans and is aware of the securities on loan by the custodian, Adviser may call back the loan and vote the proxy if time permits.

Adviser will not accept direction on how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent Proxy Voting Service, subject to specific provisions in a client’s account documentation related to exception voting. In fulfilling its obligations to clients, Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts.

[1]	A firm’s advisory affiliates are defined in this Policy to include: 1) all officers, partners, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the Adviser; and 3) all current employees.

III.	Conflicts of Interest Procedures

For voting of securities, Adviser believes that application of the guidelines to vote proxies should, in most cases, adequately address any possible conflicts of interest since the guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the guidelines. As a general practice, Adviser will vote in accordance with the voting recommendation provided by the Proxy Voting Service. In the event that Adviser wishes to vote against the independent voting recommendation, Adviser requires Chief Compliance Officer (“CCO”) approval prior to a vote being cast.

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For voting of fixed income securities, Adviser believes the potential for material conflicts of interest to arise between the interests of the client and the interests of Adviser is limited. However, there may be a potential for a conflict of interest which Adviser or its related persons or entities may be a named party to, or participating in a bankruptcy work-out or other similar committee with respect to the issuer. In such instances the portfolio manager must notify the CCO prior to casting any decision on behalf of clients.

Upon the identification or notice received by the CCO that there is a conflict of interest with respect to casting a vote, the CCO will discuss the proxy with the relevant portfolio manager(s) and other senior management in order to determine if the conflict is material. In instances where a portfolio manager proposes to vote a proxy inconsistent with the Guidelines and a potential immaterial conflict is identified, the CCO will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. Upon the detection of a material conflict of interest, the CCO has final decision-making authority regarding Adviser’s course of action for the proxy. The CCO’s determination will be based on maximizing value for Adviser’s Clients.

IV.	Voting Guidelines

For accounts that invest in voting securities, Adviser has approved the ISS’ U.S. Proxy Voting Summary Guidelines. These guidelines are intended to provide a general overview of ISS’ United States Policy Guidelines by highlighting the key policies that ISS applies to companies listed in the United States. However, ISS’ analysis is on a case-by-case basis, taking into consideration sector, industry and business performance factors.

For a list of the voting guidelines please visit:

http://www.issgovernance.com/policy/2013/policy_information

V.	Amendment

Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by Adviser management.

Adviser will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. All reports and any other information filed with Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to Adviser’s management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order. All records of Adviser’s proxy voting policies and voting activity are retained in accordance with Rule 204 2(C)(2) of the Advisers Act.

VI.	Information Available to Clients

If you require additional information on this policy or on how proxies were voted, please contact the CCO.

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Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Information is presented as of October 31, 2015

Robert Gutmann, Jason Lu, Anton Nikolaev and Ross Stevens are the Portfolio Managers of the Fund. Each of the Portfolio Managers has been with the Fund since inception. Each of the Portfolio Managers also is a Portfolio Manager of other registered investment companies, including mutual funds.

Robert Gutmann. Robert Gutmann, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Lu, Mr. Nikolaev and Mr. Stevens. Mr. Gutmann is a co-Founder of Stone Ridge. Prior to joining Stone Ridge, Mr. Gutmann was the head of Delta-One Synthetic Solutions Group at RBC Capital Markets. He started his career at Morgan Stanley, where he became a senior trader in the Delta-One Structured Products group. Mr. Gutmann received his B.A. in Mathematics and Music from Columbia University.

Jason Lu. Jason Lu, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Gutmann, Mr. Nikolaev and Mr. Stevens. Mr. Lu is a Portfolio Manager at Stone Ridge. Prior to joining Stone Ridge, Mr. Lu was the head trader on the Global Automated Trading desk at Citadel. Previously, he was an equity derivatives trader on the Electronic Volatility Trading desk at UBS. Previously, Mr. Lu worked at SAC Capital, where he designed and implemented automated electronic trading systems. Mr. Lu received his MS in Computational Finance from Carnegie Mellon University (Tepper), his Master in Computer Science from University of Virginia and his BS in Computer Science from the University of Science and Technology of China.

Anton Nikolaev. Anton Nikolaev, Portfolio Manager of each Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Gutmann, Mr. Lu and Mr. Stevens. Mr. Nikolaev is a Portfolio Manager at Stone Ridge. Prior to joining Stone Ridge, Mr. Nikolaev was a Partner at Rational Algorithmic Trading Engine LLC, an automated electronic trading firm. Previously, Mr. Nikolaev worked at Deutsche Bank and Citigroup, where he designed and implemented automated electronic trading systems. Mr. Nikolaev received his M.Phil in Computer Science from Columbia University and his PhD in Theoretical and Mathematical Physics from Moscow State University.

Ross Stevens. Ross Stevens, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Gutmann, Mr. Lu and Mr. Nikolaev. Mr. Stevens is the Founder of Stone Ridge. Prior to founding Stone Ridge, Mr. Stevens was a member of the Investment Committee and Co-Head of the Portfolio Managers Committee at Magnetar Capital. Previously, he was Global Co-Head of Equities at Jefferies and Global Head of Electronic Trading at Bank of America. Mr. Stevens started his career in quantitative research at Goldman Sachs Asset Management after receiving his PhD in Finance and Statistics from University of Chicago (Booth) and his BSE in Finance from University of Pennsylvania (Wharton).

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(a)(2)

Information is provided as of October 31, 2015

In addition to the Fund, the table below identifies the number of accounts for which Mr. Gutmann, Mr. Lu, Mr. Nikolaev and Mr. Stevens have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert Gutmann	11	$5,227	0	$0	0	$0
Jason Lu	8	$1,366	0	$0	0	$0
Anton Nikolaev	8	$1,366	0	$0	0	$0
Ross Stevens	11	$5,227	0	$0	0	$0

The table below identifies the number of accounts for which Mr. Gutmann, Mr. Nyren, Mr. Nikolaev and Mr. Stevens have day-to-day management responsibilities and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies for which the Adviser receives a performance-based fee		Other Pooled Investment Vehicles managed for which the Adviser receives a performance-based fee		Other Accounts managed for which the Adviser receives a performance-based fee
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert Gutmann	0	$0	0	$0	0	$0
Jason Lu	0	$0	0	$0	0	$0
Anton Nikolaev	0	$0	0	$0	0	$0
Ross Stevens	0	$0	0	$0	0	$0

Potential Conflicts of Interest

The Adviser and the Fund have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest. The Adviser attempts to address these potential conflicts of interest through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. The Adviser has adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds. The Adviser’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are averaged as to price and allocated between the funds in a manner that is equitable to each fund and in accordance with the amount being purchased or sold by each fund. Trade allocations are reviewed on a periodic basis as part of the Adviser’s trade oversight procedures in an attempt to ensure fairness over time across funds and to monitor whether any fund is systematically favored over time. There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

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These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds may devote unequal time and attention to the management of those funds. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the funds as might be the case if he were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds, the opportunity may be allocated among these several funds, which may limit the fund’s ability to take full advantage of the investment opportunity.

As a result of regulations governing the ability of certain clients of the Adviser to invest side-by-side, it is possible that the Fund may not be permitted to participate in an investment opportunity at the same time as another fund or another client of the Adviser. These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. The decision as to which funds or other clients of the Adviser may participate in any particular investment opportunity will take into account the suitability of the investment opportunity for, and the strategy of, the applicable funds or other clients. It is possible that the Fund may be prevented from participating due to such investment opportunity being more appropriately within the primary strategy of another fund or other client of the Adviser.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the fund for which he exercises investment responsibility, or may decide that certain of the funds should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds. Similarly, the Adviser or its personnel may take positions that are different from those taken by one or more funds.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds than to others.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds that provide greater overall returns to the Adviser and its affiliates.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the fund that he manages. If the structure of the Adviser’s management fee and/or a portfolio manager’s compensation differs among funds (such as where certain funds pay higher management fees), a portfolio manager might be motivated to help certain funds over others. A portfolio manager might be motivated to favor funds in which he has an interest or in which the Adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance a portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds that could most significantly benefit a portfolio manager.

(a)(3)

Information is provided as of October 31, 2015.

Portfolio managers receive a base salary and may also receive a bonus. Compensation of a portfolio manager is determined at the discretion of the Adviser. It may be based on a number of factors including the portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and the consistency with which he or she demonstrates

7

kindness to other employees, trading counterparties, vendors, and clients. As a firm focused on beta, the compensation of portfolio managers is not based upon the performance of client accounts that the portfolio managers manage. The Adviser reviews the compensation of each portfolio manager at least annually.

(a)(4)

The following table shows the dollar range of equity securities of the Fund beneficially owned as of October 31, 2015 by the Fund’s current portfolio managers.

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Robert Gutmann	$50,001 - $100,000
Jason Lu	$1,000 - $10,000
Anton Nikolaev	$10,001 - $50,000
Ross Stevens(1)	$50,001 - $100,000

(1)	Beneficial ownership through the Adviser’s direct fund investments.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

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Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust III

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	January 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	January 8, 2016

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date	January 8, 2016

*	Print the name and title of each signing officer under his or her signature.

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